File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    11/                             (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    69                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485
     _X_ on May 1, 2000  pursuant  to  paragraph  (b) of Rule 485
     ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:

     Individual Immediate Variable Annuity Contracts




                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location
--------                                                   --------
                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Summary

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses


Item 7.   General Description of Registrant,
          Depositor, and Portfolio Companies . . . . . .   The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract


Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments (The
                                                           Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information




                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                                   Location
--------                                                   --------
                                 PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A


                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------



This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Payment Option of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option). The Fixed Payment Option and one or more of the Variable Options may not be available in your state.

VARIABLE OPTIONS:

FRANKLIN TEMPLETON VARIABLE
INSURANCE  PRODUCTS  TRUST+:
Franklin  Global Communications  Securities  Fund*
Franklin  Growth and Income  Securities  Fund*
Franklin High Income Fund
Franklin  Income  Securities  Fund
Franklin  Large Cap Growth  Securities  Fund*
Franklin Money Market Fund
Franklin Real Estate Fund*
Franklin  Rising  Dividends  Securities  Fund*
Franklin Small Cap Fund
Franklin Value Securities Fund
Mutual Discovery  Securities Fund
Mutual Shares Securities Fund
Templeton  Asset Strategy Fund*
Templeton  Developing  Markets  Securities Fund*
Templeton Growth Securities Fund*
Templeton International Securities Fund*
Templeton   International   Smaller  Companies  Fund
Templeton  Pacific  Growth Securities Fund*

+ Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance
  Products Trust.

 * The fund name changed since the last prospectus update as follows:

CURRENT NAME                                          PREVIOUS NAME
-----------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund        Franklin Global Utilities Securities Fund
Franklin Growth and Income Securities Fund            Franklin Growth and Income Fund
Franklin Large Cap Growth Securities Fund             Franklin Capital Growth Fund
Franklin Real Estate Fund                             Franklin Real Estate Securities Fund
Franklin Rising Dividends Securities Fund             Franklin Rising Dividends Fund
Franklin U.S. Government Fund                         Franklin U.S. Government Securities Fund
Templeton Asset Strategy Fund                         Templeton Global Asset Allocation Fund
Templeton Developing Markets Securities Fund          Templeton Developing Markets Equity Fund
Templeton Growth Securities Fund                      Templeton Global Growth Fund
Templeton International Securities Fund               Templeton International Equity Fund
Templeton Pacific Growth Securities Fund              Templeton Pacific Growth Fund


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.


To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 21 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE VALUEMARK INCOME PLUS IMMEDIATE VARIABLE
ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2000

TABLE OF CONTENTS
--------------------------------------------------------------------------------
Index of Terms                                      4

Summary                                             5

Fee Table                                           7

1. The Valuemark Income Plus Immediate
    Variable Annuity Contract                      11


2.Ownership                                        11

    Contract Owner/Annuitant                       11

    Joint Owner/Joint Annuitant                    11

    Beneficiary                                    11

    Assignment                                     11

3. Annuity Payments (The Payout Phase)             12

    Income Date                                    12

    Annuity Payments                               12

    Assumed Investment Return                      12

    Annuity Options                                12

4. Purchase                                        13

    Purchase Payment                               13

    Allocation of Purchase Payment                 13

    Free Look                                      13

    VIP Units                                      14

5.  Investment Options                             14

    Transfers                                      15
      Telephone Transfers                          16

    Voting Privileges                              16

    Substitution                                   16

6.  Expenses                                       16

    Insurance Charges                              16
      Mortality and Expense Risk Charge            16
      Administrative Expense Charge                16

    Commutation Fee                                16

    Premium Taxes                                  17

    Income Taxes                                   17

    Portfolio Expenses                             17

7.  Taxes                                          17

    Annuity Contracts in General                   17

    Qualified and Non-Qualified Contracts          17

    Liquidations - Non-Qualified Contracts         17

    Liquidations - Qualified Contracts             18

    Diversification                                19

8. Access to Your Money                            19

    Suspension of Payments or Transfers            19

9. Performance                                     20

10. Death Benefit                                  20

    Death of Beneficiary                           20

11. Other Information                              20

    Allianz Life                                   20

    The Separate Account                           20

    Distribution                                   20

    Administration                                 21

    Financial Statements                           21

Table of Contents of the Statement of
Additional Information                             21

Appendix A - Condensed Financial
Information                                        22

Appendix B - Illustration of
Annuity Income                                     25

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

PAGE

Annuitant                                            11

Annuity Calculation Date                             13

Annuity Options                                      12

Annuity Payments                                     12

Annuity Unit                                         14

Assumed Investment Return (AIR)                      12

Beneficiary                                          11

Contract                                             11

Contract Owner                                       11

Fixed Payment Option                                 11

Income Date                                          12

Joint Annuitant                                      11

Joint Owner                                          11

Non-Qualified                                        17

Payout Phase                                         12

Portfolios                                           14

Purchase Payment                                     13

Qualified                                            17

Tax Deferral                                         17

Total Liquidation Value                              19

Variable Option                                      11

VIP Unit                                             14

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Allianz Life provides a means for investing in an immediate variable annuity Contract in both Variable Options and the Allianz Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout, or both. If you choose to have any part of your Annuity Payments come from the Variable Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can receive Annuity Payments from the Allianz Life Fixed Payment Option. Your income will fluctuate up or down based on the Portfolios' performance. No minimum payment amount is guaranteed. You can make transfers between the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Allianz Life also deducts an administrative expense charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Allianz Life may assess a commutation fee which is a percentage of the amount liquidated (withdrawn). If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6, you may make a full or partial liquidation, a commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. (If you bought your Contract before May 1, 1998, the commutation fee under Annuity Option 6 is 1% in the first Contract year.)

You currently can make as many transfers as you want each year. Allianz Life may limit this in the future. However, you will always be allowed at least 6 transfers each year.

There are also annual Portfolio operating expenses, which vary depending upon the Variable Options you select. In 1999, these expenses ranged from 0.49% to 1.56% of the average daily value of the Portfolios.

Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your Purchase Payment (depending upon the state).

TAXES:

Your earnings are not taxed until you take them out. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 591/2 when you take the money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Options 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

   VIP Service Center
   P.O. Box 30343
   Tampa, Florida 33630-3343
   1-800-774-5001

BEGINNING JUNE 1, 2000, ALL QUESTIONS ABOUT YOUR CONTRACT SHOULD BE DIRECTED TO US AT:

   USAllianz Service Center
   C/O PNC Bank
   P.O. Box 820497
   Philadelphia, Pennsylvania 19182-0497
   1-800-336-0320

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.


We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES


Commutation Fee*
(as a percentage of of the amount taken out [liquidated])


                            Contract Year    Charge
                            -----------------------

                                  1             5%
                                  2             5%
                                  3             4%
                                  4             3%
                                  5           1.5%
                          6 (& thereafter)      0%

*After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. If you have chosen Annuity Option 6 and bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in the first Contract year.



SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                    1.25%

Administrative Expense Charge                         .15%
                                                     -----
Total Separate Account Annual Expenses               1.40%


FUND ANNUAL EXPENSES
(as a percentage of the Portfolios' average daily net assets). See the accompanying fund prospectus for more information.


                                                          MANAGEMENT
                                                        AND PORTFOLIO              OTHER         TOTAL ANNUAL
                                                     ADMINISTRATION FEES1        EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------------
 Franklin Global Communications Securities Fund             .48%                    .03%              .51%

 Franklin Growth and Income Securities Fund                 .47%                    .02%              .49%

 Franklin High Income Fund                                  .51%                    .03%              .54%

 Franklin Income Securities Fund                            .48%                    .02%              .50%

 Franklin Large Cap Growth Securities Fund2                 .75%                    .02%              .77%

 Franklin Money Market Fund                                 .52%                    .01%              .53%

 Franklin Real Estate Fund                                  .56%                    .02%              .58%

 Franklin Rising Dividends Securities Fund                  .73%                    .02%              .75%

 Franklin Small Cap Fund3                                   .55%                    .27%              .82%

 Franklin Value Securities Fund                             .60%                    .21%              .81%

 Mutual Discovery Securities Fund                           .80%                    .21%             1.01%

 Mutual Shares Securities Fund2                             .60%                    .19%              .79%

 Templeton Asset Strategy Fund3                             .60%                    .18%              .78%

 Templeton Developing Markets Securities Fund3             1.25%                    .31%             1.56%

 Templeton Growth Securities Fund2                          .83%                    .05%              .88%

 Templeton International Securities Fund3                   .69%                    .19%              .88%

 Templeton International Smaller Companies Fund             .85%                    .26%             1.11%

 Templeton Pacific Growth Securities Fund                  1.00%                    .08%             1.08%
-------------------------------------------------------------------------------------------------------------

1.The Portfolio  Administration  Fee is a direct  expense for the Franklin Small
  Cap Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Asset Strategy Fund, the Templeton Developing Markets Securities Fund, the Templeton International Securities Fund, and the Templeton International Smaller Companies Fund. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See the Franklin Templeton Variable Insurance Products Trust prospectus for further information regarding these fees.

2.On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%, 0.02%, and 0.77% respectively for the Franklin Large Cap Growth Securities Fund; 0.60%, 0.19%, and 0.79% respectively for the Mutual Shares Securities Fund; and 0.80%, 0.05%, and 0.85% respectively for the Templeton Growth Securities Fund.

3.On 2/8/00, shareholders approved a merger and reorganization that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The shareholders of the fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%, 0.27%, and 0.82% respectively for the Franklin Small Cap Fund; 1.25%, 0.29%, and 1.54% respectively for the Templeton Developing Markets Securities Fund; 0.60%, 0.14%, and 0.74% respectively for the Templeton Asset Strategy Fund; and 0.65%, 0.20%, and 0.85% respectively for the Templeton International Securities Fund.


EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed
   Investment Return.


o  Premium taxes are not reflected in the tables. Premium taxes may apply.

o For additional information, see Section 5 - "Expenses" and the accompanying portfolio prospectus.


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                     1 YEAR         3 YEARS        5 YEARS       10 YEARS
---------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         $64            $82             $90          $125

Franklin Growth and Income Securities Fund             $64            $81             $89          $124

Franklin High Income Fund                              $65            $82             $91          $126

Franklin Income Securities Fund                        $64            $81             $89          $124

Franklin Large Cap Growth Securities Fund              $67            $88             $99          $140

Franklin Money Market Fund                             $65            $82             $90          $126

Franklin Real Estate Fund                              $65            $83             $92          $129

Franklin Rising Dividends Securities Fund              $67            $87             $98          $139

Franklin Small Cap Fund                                $67            $89            $101          $143

Franklin Value Securities Fund                         $67            $89            $101          $142

Mutual Discovery Securities Fund                       $69            $94            $108          $153

Mutual Shares Securities Fund                          $67            $88            $100          $141

Templeton Asset Strategy Fund                          $67            $88            $100          $140

Templeton Developing Markets Securities Fund           $73           $106            $127          $182

Templeton Growth Securities Fund                       $68            $90            $103          $146

Templeton International Securities Fund                $68            $90            $103          $146

Templeton International Smaller Companies Fund         $70            $96            $112          $159

Templeton Pacific Growth Securities Fund               $69            $95            $111          $157


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                    1 YEAR         3 YEARS         5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund        $18            $49             $76           $121

Franklin Growth and Income Securities Fund            $17            $49             $75           $120

Franklin High Income Fund                             $18            $50             $77           $123

Franklin Income Securities Fund                       $18            $49             $76           $121

Franklin Large Cap Growth Securities Fund             $20            $56             $86           $136

Franklin Money Market Fund                            $18            $50             $77           $122

Franklin Real Estate Fund                             $18            $51             $79           $125

Franklin Rising Dividends Securities Fund             $20            $55             $85           $135

Franklin Small Cap Fund                               $20            $57             $88           $139

Franklin Value Securities Fund                        $20            $57             $87           $139

Mutual Discovery Securities Fund                      $22            $62             $95           $150

Mutual Shares Securities Fund                         $20            $56             $87           $137

Templeton Asset Strategy Fund                         $20            $56             $86           $137

Templeton Developing Markets Securities Fund          $27            $75            $114           $179

Templeton Growth Securities Fund                      $21            $58             $90           $143

Templeton International Securities Fund               $21            $58             $90           $143

Templeton International Smaller Companies Fund        $23            $64             $99           $155

Templeton Pacific Growth Securities Fund              $23            $63             $97           $154

See Appendix A - Condensed Financial Information for unit values.


1. THE VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Allianz Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among 18 Variable Options, and depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Portfolio(s) you select.


The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Franklin Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.


We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.


2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.


3. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE


You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.


ANNUITY PAYMENTS

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment),

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);

3) the Assumed Investment Return (AIR), a benchmark you select, and

4) the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you chose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you chose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.


OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 591/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 591/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 701/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT


The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add money to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Variable Options.


This product is not designed for market timers.

ALLOCATION OF PURCHASE PAYMENT


When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the Franklin Money Market Fund. It will be moved to the Fixed Payment Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices at any one time (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time (except in Texas).


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.


VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.


Every business day we determine the value of a VIP Unit for each Variable Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:


On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)



5. INVESTMENT OPTIONS
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The Contract offers Variable Options, which invest in Portfolios of Franklin Templeton Variable Insurance Products Trust. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectus (which is attached to this prospectus) carefully before investing.

Franklin Templeton Variable Insurance Products Trust is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:

AVAILABLE PORTFOLIOS                                          INVESTMENT ADVISERS
------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

Franklin Global Communications Securities Fund*               Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund*                   Franklin Advisers, Inc.
Franklin High Income Fund                                     Franklin Advisers, Inc.
Franklin Income Securities Fund                               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                    Franklin Advisers, Inc.
Franklin Money Market Fund                                    Franklin Advisers, Inc.
Franklin Real Estate Fund*                                    Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                    Franklin Advisory Services, LLC
Franklin Small Cap Fund                                       Franklin Advisers, Inc.
Franklin Value Securities Fund                                Franklin Advisory Services, LLC
Mutual Discovery Securities Fund (capital appreciation)       Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (capital appreciation with
  income as a secondary goal)                                 Franklin Mutual Advisers, LLC
Templeton Asset Strategy Fund*                                Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*                 Templeton Asset Management Ltd.
Templeton Growth Securities Fund*                             Templeton Global Advisors Limited
Templeton International Securities Fund*                      Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                     Franklin Advisers, Inc.

 * The fund name changed since the last prospectus update as of the effective date listed below:

CURRENT NAME                                           PREVIOUS NAME                                  EFFECTIVE DATE
--------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         Franklin Global Utilities Securities Fund      11-15-1999
Franklin Growth and Income Securities Fund             Franklin Growth and Income Fund                05-01-2000
Franklin Large Cap Growth Securities Fund              Franklin Capital Growth Fund                   12-15-1999
Franklin Real Estate Fund                              Franklin Real Estate Securities Fund           11-15-1999
Franklin Rising Dividends Securities Fund              Franklin Rising Dividends Fund                 11-15-1999
Templeton Asset Strategy Fund                          Templeton Global Asset Allocation Fund         05-01-2000
Templeton Developing Markets Securities Fund           Templeton Developing Markets Equity Fund       05-01-2000
Templeton Growth Securities Fund                       Templeton Global Growth Fund                   05-01-2000
Templeton International Securities Fund                Templeton International Equity Fund            05-01-2000
Templeton Pacific Growth Securities Fund               Templeton Pacific Growth Fund                  05-01-2000

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain Portfolios may also be sold directly to Qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you. Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.


TRANSFERS


You can transfer money among the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options. Allianz Life currently allow you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.


The following applies to any transfer:

1. You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS
You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES

We are the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION


Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.



6. EXPENSES
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There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES


Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.


MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).


ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

            CONTRACT YEAR        CHARGE
          -------------------------------
                  1                5%
                  2                5%
                  3                4%
                  4                3%
                  5               1.5%
          6 (& thereafter)         0%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. If you have chosen Annuity Option 6 and you bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in Contract year 1.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our VIP Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectus.



7. TAXES
--------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.


Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).




QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.


LIQUIDATIONS-- NON-QUALIFIED CONTRACTS


You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender from your Contract, that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.


The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 591/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the Annuity Payments made before and after the withdrawal under the requirement that all immediate annuity payment must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each Annuity Payment received prior to your attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS-- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a) distributions made on or after the date you reach age 591/2;

(b) distributions   following  your  death  or  disability   (for  this  purpose
    disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;


(e) distributions made on account of an IRS levy upon the Qualified Contract;


(f) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios of Franklin Templeton Variable Insurance Products Trust are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. The amount of the commutation fee depends on whether you bought your Contract before May 1, 1998. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY LIQUIDATION YOU MAKE.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


9. PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a VIP Unit by dividing the increase (decrease) for that unit by the value of the VIP Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised -- see the accompanying fund prospectus for more information.


We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.


10. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the Income Date and there is no Joint Annuitant, we will treat your Contract as if we had never issued it. We will return the Purchase Payment to your estate.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.


DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:

1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;

3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.



11. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE


Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life.


Commissions   will  be  paid  to   broker-dealers   who  sell   the   Contracts.
Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker-dealers are also paid a trail commission of up to
 .40% of the remaining payout value that remains under your Annuity Option invested in a Portfolio (trail commissions are not paid on amounts invested in the Fixed Payment Option.). We (by agreement with the broker-dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

ADMINISTRATION

We have hired Templeton Funds Annuity Company (in California, doing business as "Templeton Funds Life & Annuity Insurance Company") (VIP Service Center) to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records. Templeton Funds Annuity Company has entered into a reinsurance agreement with us regarding certain risks under the Contracts.


Effective June 1, 2000,  Delaware Valley Financial  Services,  Inc. (DVFS),  300
Berwyn  Park,   Berwyn,   Pennsylvania,   will  take  over  performing   certain
administrative services regarding the Contracts.


FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Company                                               2


Experts                                               2

Legal Opinions                                        2

Distributor                                           2

Calculation of Performance Data                       2

Federal Tax Status                                    5

Annuity Provisions                                    9

Financial Statements                                 10


APPENDIX A
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CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.


The table below gives per unit information for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.


(NUMBER OF UNITS IN THOUSANDS)       FRANKLIN   FRANKLIN                           FRANKLIN
                                      GLOBAL    GROWTH &   FRANKLIN    FRANKLIN    LARGE CAP   FRANKLIN
                                       COMM      INCOME      HIGH       INCOME      GROWTH      MONEY     FRANKLIN
VARIABLE OPTIONS:                   SECURITIES SECURITIES   INCOME    SECURITIES  SECURITIES    MARKET   REAL ESTATE
---------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31, 1999
Unit value at beginning of period    $28.308    $26.226    $21.208     $25.122     $15.574     $14.386    $23.107
Unit value at end of period          $38.917    $26.147    $20.900     $24.323     $20.218     $14.860    $21.386
Number of units outstanding
  at end of period                    21,687     27,634      9,493      24,929      10,867      17,388       5401


YEAR ENDED DEC. 31, 1998
Unit value at beginning of period    $25.818    $24.551    $21.312     $25.065     $13.130     $13.865    $28.169
Unit value at end of period          $28.308    $26.226    $21.208     $25.122     $15.574     $14.386    $23.107
Number of units outstanding
  at end of period                    30,851     40,480     14,987      39,420       8,454      22,032      9,639

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period    $20.654    $19.490    $19.375     $21.708     $11.254     $13.359    $23.668
Unit value at end of period          $25.818    $24.551    $21.312     $25.065     $13.130     $13.865    $28.169
Number of units outstanding
  at end of period                    39,623     46,962     18,871      49,812       5,673      20,982     13,445

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period    $19.565    $17.310    $17.252     $19.785     $10.000*    $12.883    $18.073
Unit value at end of period          $20.654    $19.490    $19.375     $21.708     $11.254     $13.359    $23.668
Number of units outstanding
  at end of period                    53,086     50,027     20,736      57,504       3,722      28,060     12,757

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period    $15.104    $13.215    $14.608     $16.392          NA     $12.354    $15.594
Unit value at end of period          $19.565    $17.310    $17.252     $19.785          NA     $12.883    $18.073
Number of units outstanding
  at end of period                    66,669     46,893     !8,756      59,309          NA      31,040     10,998

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period    $17.319    $13.677    $15.155     $17.734          NA     $12.066    $15.369
Unit value at end of period          $15.104    $13.215    $14.608     $16.392          NA     $12.354    $15.594
Number of units outstanding
  at end of period                    70,082     35,695     15,679      56,569          NA      39,437     11,645

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period    $15.889    $12.574    $13.278     $15.163          NA     $11.932    $13.095
Unit value at end of period          $17.319    $13.677    $15.155     $17.734          NA     $12.066    $15.369
Number of units outstanding
  at end of period                    84,217     24,719     11,787      38,967          NA      10,247      5,589

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period    $14.821    $11.949    $11.583     $13.580          NA     $11.742    $11.848
Unit value at end of period          $15.889    $12.574    $13.278     $15.163          NA     $11.932    $13.095
Number of units outstanding
  at end of period                    39,387     17,144      4,780      11,397          NA       6,951      1,052

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period    $12.062    $ 9.803     $9.026      $9.842          NA     $11.288     $9.000
Unit value at end of period          $14.821    $11.949    $11.583     $13.580          NA     $11.742    $11.848
Number of units outstanding
  at end of period                    16,188      9,671      1,923       4,472          NA       5,682        394

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period    $12.010    $10.180    $10.021     $10.783          NA     $10.637    $10.368
Unit value at end of period          $12.062     $9.803     $9.026      $9.842          NA     $11.288     $9.000
Number of units outstanding
  at end of period                     6,300      5,356      1,056       3,011          NA       5,768        200





(NUMBER OF UNITS IN THOUSANDS)
                                     FRANKLIN                                                      TEMPLETON
                                      RISING    FRANKLIN  FRANKLIN    MUTUAL     MUTUAL  TEMPLETON DEVELOPING
                                     DIVIDENDS    SMALL     VALUE    DISCOVERY   SHARES     ASSET   MARKETS
VARIABLE OPTIONS:                   SECURITIES     CAP   SECURITIES SECURITIES SECURITIES STRATEGY SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period    $21.165     $14.600    $7.717    $11.226   $11.837   $13.589    $7.993
Unit value at end of period          $18.846     $28.353    $7.736    $13.701   $13.237   $14.408   $12.188
Number of units outstanding
  at end of period                    17,252      10,654       727      5,796    12,423     2,504    11,226

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period    $20.074     $14.952  $10.000*    $11.983   $11.993   $13.786   $10.340
Unit value at end of period          $21.165     $14.600    $7.717    $11.226   $11.837   $13.589    $7.993
Number of units outstanding
  at end of period                    27,683      14,856       719      9,718    18,133     4,056    15,989

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period    $15.303     $12.913        NA    $10.180   $10.330   $12.514   $11.487
Unit value at end of period          $20.074     $14.952        NA    $11.983   $11.993   $13.786   $10.340
Number of units outstanding
  at end of period                    33,249      16,925        NA      9,940    18,744     5,229    23,005

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period    $12.498     $10.146        NA   $10.000*  $10.000*   $10.591    $9.582
Unit value at end of period          $15.303     $12.913        NA    $10.180   $10.330   $12.514   $11.487
Number of units outstanding
  at end of period                    35,569      12,784        NA      1,471     2,613     4,104    22,423

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period    $ 9.769    $10.000*        NA         NA        NA  $10.000*    $9.454
Unit value at end of period          $12.498     $10.146        NA         NA        NA   $10.591    $9.582
Number of units outstanding
  at end of period                    33,789       1,302        NA         NA        NA     1,338    15,618

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period    $10.327          NA        NA         NA        NA        NA  $10.000*
Unit value at end of period           $9.769          NA        NA         NA        NA        NA    $9.454
Number of units outstanding
  at end of period                    28,778          NA        NA         NA        NA        NA     9,774

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period    $10.848          NA        NA         NA        NA        NA        NA
Unit value at end of period          $10.327          NA        NA         NA        NA        NA        NA
Number of units outstanding
  at end of period                    26,256          NA        NA         NA        NA        NA        NA

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period    $10.000*         NA        NA         NA        NA        NA        NA
Unit value at end of period          $10.848          NA        NA         NA        NA        NA        NA
Number of units outstanding
  at end of period                     8,388          NA        NA         NA        NA        NA        NA

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period         NA          NA        NA         NA        NA        NA        NA
Unit value at end of period               NA          NA        NA         NA        NA        NA        NA
Number of units outstanding
  at end of period                        NA          NA        NA         NA        NA        NA        NA

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period         NA          NA        NA         NA        NA        NA        NA
Unit value at end of period               NA          NA        NA         NA        NA        NA        NA
Number of units outstanding
  at end of period                        NA          NA        NA         NA        NA        NA        NA





(NUMBER OF UNITS IN THOUSANDS)                                                   TEMPLETON         TEMPLETON
                                               TEMPLETON          TEMPLETON    INTERNATIONAL        PACIFIC
                                                GROWTH          INTERNATIONAL     SMALLER           GROWTH
VARIABLE OPTIONS:                             SECURITIES         SECURITIES         COS           SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period              $16.309           $18.437         $ 9.364           $ 8.078
Unit value at end of period                    $19.466           $23.022         $11.441           $10.915
Number of units outstanding
  at end of period                              24,872            27,313           1,034             7,066

YEAR ENDED DEC. 31, 1998
Unit value at beginning of period              $15.176           $17.711         $10.825           $ 9.431
Unit value at end of period                    $16.309           $18.437         $ 9.364           $ 8.078
Number of units outstanding
  at end of period                              34,226            44,256           1,533            10,669

YEAR ENDED DEC. 31, 1997
Unit value at beginning of period              $13.560           $16.081         $11.145           $14.932
Unit value at end of period                    $15.176           $17.711         $10.825           $ 9.431
Number of units outstanding
  at end of period                              41,433            58,179           1,998            15,833

YEAR ENDED DEC. 31, 1996
Unit value at beginning of period              $11.339           $13.263        $10.000*           $13.630
Unit value at end of period                    $13.560           $16.081         $11.145           $14.932
Number of units outstanding
  at end of period                              40,327            64,375           1,388            22,061

YEAR ENDED DEC. 31, 1995
Unit value at beginning of period              $10.201           $12.161              NA           $12.802
Unit value at end of period                    $11.339           $13.263              NA           $13.630
Number of units outstanding
  at end of period                              28,309            59,883              NA            22,483

YEAR ENDED DEC. 31, 1994
Unit value at beginning of period              $10.000*          $12.226              NA           $14.233
Unit value at end of period                    $10.201           $12.161              NA           $12.802
Number of units outstanding
  at end of period                              14,637            60,464              NA            27,231

YEAR ENDED DEC. 31, 1993
Unit value at beginning of period                   NA           $ 9.642              NA           $ 9.761
Unit value at end of period                         NA           $12.226              NA           $14.233
Number of units outstanding
  at end of period                                  NA            24,026              NA            14,240

YEAR ENDED DEC. 31, 1992
Unit value at beginning of period                   NA          $10.000*              NA           $10.000*
Unit value at end of period                         NA          $ 9.642               NA           $ 9.761
Number of units outstanding
  at end of period                                  NA             1,329              NA               534

YEAR ENDED DEC. 31, 1991
Unit value at beginning of period                   NA               NA               NA                NA
Unit value at end of period                         NA               NA               NA                NA
Number of units outstanding
  at end of period                                  NA               NA               NA                NA

YEAR ENDED DEC. 31, 1990
Unit value at beginning of period                   NA               NA               NA                NA
Unit value at end of period                         NA               NA               NA                NA
Number of units outstanding
  at end of period                                  NA               NA               NA                NA

*Unit Value at inception was $10.00.

The Unit Value at inception was $10.00 for each Variable Option. Inception was 1/24/89 for the Franklin Global Communications Securities, Franklin Growth and Income Securities, Franklin High Income, Franklin Income Securities, Franklin Money Market, and Franklin Real Estate Variable Options; 1/27/92 for the Franklin Rising Dividends Securities, Templeton International Securities, and Templeton Pacific Growth Securities Variable Options; 3/15/94 for the Templeton Developing Markets Securities, and Templeton Growth Securities Variable Options; 5/1/95 for the Templeton Asset Strategy Variable Option; 11/1/95 for the Franklin Small Cap Variable Option; 5/1/96 for the Franklin Large Cap Growth Securities, and Templeton International Smaller Companies Variable Options; 11/8/96 for the Mutual Discovery Securities, and Mutual Shares Securities Variable Options; and 5/1/98 for the Franklin Value Securities Variable Option.

APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME


We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses of 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.


Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).


The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.79% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.17%, 3.70% and 9.57%, respectively.


                                     VALUEMARK INCOME PLUS ILLUSTRATION




ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        3%

The amount of monthly  variable annuity income shown in the table below and the graph that follows assumes a constant annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment  performance of the Portfolio(s) you choose.  The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a
3% AIR.  Income will  remain  constant  at $625 per month when the net rate of return  after  expenses is 3%
(annually).



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.17%       3.70%       9.57%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                   $622        $625        $628
January 1, 2002               71                                                    591         629         668
January 1, 2003               72                                                    561         634         711
January 1, 2004               73                                                    533         638         756
January 1, 2005               74                                                    506         642         804
January 1, 2010               79                                                    391         664       1,096
January 1, 2015               84                                                    302         687       1,493
January 1, 2020               89                                                    234         711       2,034
January 1, 2025               94                                                    181         736       2,772



The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.


                               Monthly Payment Amount
             -----------------------------------------------------------
                  -2.17%               3.70%               9.57%
                Annual Rate         Annual Rate         Annual Rate
                 of Return           of Return           of Return
 Year          After Expenses      After Expenses      After Expenses
------------------------------------------------------------------------
  1               $ 622               $ 625               $ 628
  2                 591                 629                 668
  3                 561                 634                 711
  4                 533                 638                 756
  5                 506                 642                 804
  6                 481                 647                 856
  7                 457                 651                 910
  8                 434                 655                 968
  9                 412                 660               1,030
 10                 391                 664               1,096
 11                 372                 669               1,166
 12                 353                 673               1,240
 13                 335                 678               1,319
 14                 318                 683               1,404
 15                 302                 687               1,493
 16                 287                 692               1,588
 17                 273                 697               1,690
 18                 259                 702               1,798
 19                 246                 706               1,912
 20                 234                 711               2,034
 21                 222                 716               2,164
 22                 211                 721               2,302
 23                 200                 726               2,449
 24                 190                 731               2,606
 25                 181                 736               2,772


                                     VALUEMARK INCOME PLUS ILLUSTRATION



ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        5%

The amount of monthly  variable annuity income shown in the table below and the graph that follows assumes a constant annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment  performance of the Portfolio(s) you choose.  The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a
5% AIR.  Income will  remain  constant  at $743 per month when the net rate of return  after  expenses is 5%
(annually).



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.17%       3.70%       9.57%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                  $739         $742        $746
January 1, 2002               71                                                   688          733         779
January 1, 2003               72                                                   641          724         812
January 1, 2004               73                                                   597          715         848
January 1, 2005               74                                                   557          706         885
January 1, 2010               79                                                   391          664       1,095
January 1, 2015               84                                                   274          624       1,355
January 1, 2020               89                                                   193          586       1,677
January 1, 2025               94                                                   135          551       2,075


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.


                                Monthly Payment Amount
              ----------------------------------------------------------
                   -2.17%               3.70%              9.57%
                 Annual Rate         Annual Rate        Annual Rate
                  of Return           of Return          of Return
 Year          After Expenses      After Expenses      After Expenses
------------------------------------------------------------------------
  1             $ 739                 $ 742               $ 746
  2               688                   733                 779
  3               641                   724                 812
  4               597                   715                 848
  5               557                   706                 885
  6               519                   698                 923
  7               483                   689                 963
  8               450                   680               1,005
  9               420                   672               1,049
 10               391                   664               1,095
 11               364                   656               1,143
 12               339                   647               1,192
 13               316                   639               1,244
 14               295                   632               1,298
 15               274                   624               1,355
 16               256                   616               1,414
 17               238                   608               1,476
 18               222                   601               1,540
 19               207                   593               1,607
 20               193                   586               1,677
 21               180                   579               1,750
 22               167                   572               1,826
 23               156                   565               1,906
 24               145                   558               1,989
 25               135                   551               2,075


                                     VALUEMARK INCOME PLUS ILLUSTRATION



ANNUITANT:                   John Doe                             ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:               1/1/1931                             EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:       Single Life Annuity                  FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                 0%                                   FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                  ASSUMED INVESTMENT RETURN:        7%

The amount of monthly  variable annuity income shown in the table below and the graph that follows assumes a constant annual  investment  return.  The amount of variable  annuity income that you actually  receive will depend on the investment  performance of the Portfolio(s) you choose.  The variable annuity income can go up or down. No minimum dollar amount of variable annuity income is guaranteed. The amounts shown are based on a
7% AIR.  Income will  remain  constant  at $866 per month when the net rate of return  after  expenses is 7%
(annually). The 7% AIR may not be available in your state.



                                            MONTHLY ANNUITY PAYMENTS
                                     Annual rate of return before expenses:         0%          6%          12%
Annuity Income Date           Age     Annual rate of return after expenses:       -2.17%       3.70%       9.57%
----------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                   $859        $864        $868
January 1, 2002               71                                                    786         837         889
January 1, 2003               72                                                    718         811         910
January 1, 2004               73                                                    657         786         932
January 1, 2005               74                                                    601         762         955
January 1, 2010               79                                                    384         652       1,075
January 1, 2015               84                                                    245         557       1,211
January 1, 2020               89                                                    157         476       1,363
January 1, 2025               94                                                    100         407       1,535


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 7%.
This table is presented graphically in the printed prospectus.


                                Monthly Payment Amount
              ----------------------------------------------------------
                   -2.17%               3.70%               9.57%
                 Annual Rate         Annual Rate         Annual Rate
                 of Return           of Return           of Return
Year           After Expenses      After Expenses      After Expenses
------------------------------------------------------------------------
  1             $ 859                 $ 864               $ 868
  2               786                   837                 889
  3               718                   811                 910
  4               657                   786                 932
  5               601                   762                 955
  6               549                   739                 977
  7               502                   716               1,001
  8               459                   694               1,025
  9               420                   672               1,050
 10               384                   652               1,075
 11               351                   632               1,101
 12               321                   612               1,127
 13               293                   593               1,154
 14               268                   575               1,182
 15               245                   557               1,211
 16               224                   540               1,240
 17               205                   523               1,269
 18               187                   507               1,300
 19               171                   492               1,331
 20               157                   476               1,363
 21               143                   462               1,396
 22               131                   448               1,430
 23               120                   434               1,464
 24               110                   420               1,499
 25               100                   407               1,535

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   May 1, 2000

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
Contents                                           Page
-------------------------------------------------------
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     5
Annuity Provisions ..............................     9
Financial Statements ............................    10

















                                                                 VIP SAI 05/2000

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++g by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31,1999, included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and 10 year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

Yield

The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/99, the Franklin Money Market Fund had a current yield of 4.31% and an effective yield of 4.40%.

Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(a-b) + 1)6 - 1]
                                   -------------------
                                          Cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b  = expenses accrued for the period (net of reimbursements, if applicable);

c  = the average daily number of VIP Units outstanding during the period;

d  = the maximum offering price per VIP Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

Performance Ranking

The performance based on each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the variable account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.

Performance Information

Total returns reflect all aspects of a Portfolio's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Portfolio's value over the period. The performance of the Portfolios reflects results achieved prior to the date the Contracts first invested in the Portfolios.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.

Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Equity Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Global Asset Allocation Fund. The performance shown in the charts below reflects the historical performance of the Templeton Global Asset Allocation Fund.


Standardized Total Return

Average Annual Total Return for the period ended December 31, 1999

                                           Inception        One          Three        Five          Ten          Since
Variable Option                              Date          Year          Year         Year         Year        Inception
------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Sec.*       1/24/89        37.48%        23.51%         20.84%      12.48%       13.23%
Franklin Growth and Income Securities*     1/24/89        -0.30%        10.29%         14.62%       9.89%        9.18%
Franklin High Income                       1/24/89        -1.46%         2.56%          7.43%       7.63%        6.97%
Franklin Income Securities                 1/24/89        -3.18%         3.86%          8.21%       8.47%        8.46%
Franklin Large Cap Growth Securities*       5/1/96        29.82%        21.57%             NA          NA       21.16%
Franklin Money Market                      1/24/89         3.30%         3.61%          3.76%       3.40%        3.69%
Franklin Real Estate*                      1/24/89        -7.45%        -3.32%          6.52%       7.51%        7.20%
Franklin Rising Dividends Securities*      1/27/92       -10.96%         7.19%         14.05%          NA        8.32%
Franklin Small Cap                         11/1/95        94.20%        29.97%             NA          NA       28.41%
Franklin Value Securities                   5/1/98         0.24%            NA             NA          NA      -14.26%
Mutual Discovery Securities                11/8/96        22.04%        10.41%             NA          NA       10.53%
Mutual Shares Securities                   11/8/96        11.83%         8.62%             NA          NA        9.33%
Templeton Asset Strategy*                   5/1/95         6.03%         4.81%             NA          NA        8.13%
Templeton Developing Markets Sec.*         3/15/94        52.49%         1.99%          5.21%          NA        3.47%
Templeton Growth Securities*               3/15/94        19.36%        12.81%         13.80%          NA       12.17%
Templeton International Securities*        1/27/92        24.87%        12.70%         13.61%          NA       11.09%
Templeton International Smaller Cos.        5/1/96        22.18%         0.88%             NA          NA        3.74%
Templeton Pacific Growth Securities*       1/27/92        35.12%        -9.92%         -3.14%          NA        1.11%

*The fund name changed since the last SAI update as of the effective date listed below:

   Current Name                                    Previous Name                               Effective Date
   ----------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund     11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund               05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                  12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund          11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund                11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund        05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund      05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                  05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund           05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund                 05-01-2000

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment  results will fluctuate over time, and any  presentation of total return for any period should not be considered as a  representation  of what an investment may earn or what a Owner's total return may be in any future period.


Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Portfolios, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Tax Treatment of Distributions -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 591/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first Annuity Payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate Annuity Payment amount for each $1,000 of value for the Annuity Option selected. In each Sub-Account, the fixed number of Annuity Units is determined by dividing the amount of the initial Annuity Payment determined for each Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Sub-Account remains unchanged unless the Contract Owner elects to transfer between Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent Annuity Payment date, the total Annuity Payment is the sum of the Annuity Payments determined for each Sub-Account. The Annuity Payment in each Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Sub-Account by the Annuity Unit value for that Sub-Account.

For each Sub-Account, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Sub-Account.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a. the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which Annuity Payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option will be equal payments unless otherwise specified by the Annuity Option selected.


Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 are also included herein.

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 1999


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                                                    KPMG LLP



Minneapolis, Minnesota
February 4, 2000


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1999
(In thousands)

                                                      AIM                Alger         Alger American     Franklin Global
                                                 V.I. Growth        American Growth       Leveraged       Communications
                                                     Fund                 Fund           AllCap Fund      Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM V.I. Growth Fund,
   Class 1 - 306 shares, cost $9,508           $9,867        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Growth Fund,
   Class 1 - 162 shares, cost $9,957                -        -    10,442         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Leveraged AllCap Fund,
   Class 1 - 129 shares, cost $6,851                -        -         -         -     7,507        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Franklin Global Communications Securities Fund,
   Class 1 - 36,310 shares, cost $609,001           -        -         -         -         -        -   902,669         -
   Class 2 - 20 shares, cost $420                   -        -         -         -         -        -         -       491
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    9,867        -    10,442         -     7,507        -   902,669       491
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -         4         -         3        -     (215)         -
  Valuemark IV                                       3        -         4         -         3        -      (13)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -      (26)         -
  Valuemark IV                                       -        -         -         -         -        -       (1)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8        -         9         -         6        -     (255)         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                      $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,833        -     5,894         -     4,137        -   844,307         -
  Valuemark IV (note 5)                          4,026        -     4,535         -     3,364        -    54,724         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -       213
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -       275
 Contracts in annuity payment period (note 2)        -        -         4         -         -        -     3,893         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                Franklin Global
                                                  Health Care      Franklin Growth      Franklin High     Franklin Income
                                                Securities Fund     and Income Fund      Income Fund       Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Global Health Care Securities Fund,
   Class 1 - 1,081 shares, cost $10,216        $10,611        -         -         -         -        -         -         -
   Class 2 - 8 shares, cost $75                      -       83         -         -         -        -         -         -
  Franklin Growth and Income Fund,
   Class 1 - 49,294 shares, cost $796,041            -        -   876,439         -         -        -         -         -
   Class 2 - 45 shares, cost $846                    -        -         -       789         -        -         -         -
  Franklin High Income Fund,
   Class 1 - 28,876 shares, cost $361,738            -        -         -         -   284,716        -         -         -
   Class 2 - 46 shares, cost $506                    -        -         -         -         -      448         -         -
  Franklin Income Securities Fund,
   Class 1 - 48,865 shares, cost $748,259            -        -         -         -         -        -   717,826         -
   Class 2 - 89 shares, cost $1,388                  -        -         -         -         -        -         -     1,303
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,611       83   876,439       789   284,716      448   717,826     1,303
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -        97         -        34        -       183         -
  Valuemark IV                                       5        -        10         -         9        -         9         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Accrued administrative charges:
 Valuemark II & III                                  1        -        11         -         4        -        22         -
 Valuemark IV                                        1        -         1         -         1        -         1         -
 Valuemark Charter Traditional                       -        -         -         1         -        -         -         -
 Valuemark Charter Enhanced                          -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -       119         6        48        1       215         5
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $6,088        -   722,583         -   198,407        -   606,369         -
  Valuemark IV (note 5)                          4,512        -   144,218         -    85,209        -   105,486         -
  Valuemark Charter Traditional (note 6)             -       33         -       545         -      429         -     1,206
  Valuemark Charter Enhanced (note 6)                -       50         -       238         -       18         -        92
 Contracts in annuity payment period (note 2)        -        -     9,519         -     1,052        -     5,756         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin                               Franklin
                                               Large Cap Growth     Franklin Money    Natural Resources    Franklin Real
                                                Securities Fund       Market Fund      Securities Fund       Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Large Cap Growth Securities Fund,
   Class 1 - 17,954 shares, cost $269,731     $378,462        -         -         -         -        -         -         -
   Class 2 - 26 shares, cost $458                    -      542         -         -         -        -         -         -
  Franklin Money Market Fund,
   Class 1 - 337,544 shares, cost $337,544           -        -   337,544         -         -        -         -         -
   Class 2 - 8,602 shares, cost $8,602               -        -         -     8,602         -        -         -         -
  Franklin Natural Resources Securities Fund,
   Class 1 - 3,604 shares, cost $39,973              -        -         -         -    39,395        -         -         -
   Class 2 - 6 shares, cost $68                      -        -         -         -         -       68         -         -
  Franklin Real Estate Fund,
   Class 1 - 9,912 shares, cost $176,899             -        -         -         -         -        -   147,887         -
   Class 2 - 30 shares, cost $443                    -        -         -         -         -        -         -       443
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   378,462      542   337,544     8,602    39,395       68   147,887       443
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                98        -       217         -         6        -         9         -
  Valuemark IV                                      11        -         8         -         5        -         6         -
  Valuemark Charter Traditional                      -        5         -        26         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                12        -        26         -         1        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  122        6       252        29        13        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $219,679        -   258,373         -    32,615        -   115,525         -
  Valuemark IV (note 5)                        151,537        -    77,050         -     6,761        -    31,567         -
  Valuemark Charter Traditional (note 6)             -      392         -     8,557         -       62         -       429
  Valuemark Charter Enhanced (note 6)                -      144         -        16         -        6         -        14
 Contracts in annuity payment period (note 2     7,124        -     1,869         -         6        -       778         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                               Franklin Rising         Franklin           Franklin            Franklin
                                                  Dividends           S & P 500          Small Cap        U.S. Government
                                                Securities Fund       Index Fund            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Rising Dividends Securities Fund,
   Class 1 - 29,867 shares, cost $417,038     $406,493        -         -         -         -        -         -         -
   Class 2 - 40 shares, cost $626                    -      549         -         -         -        -         -         -
  Franklin S&P 500 Index Fund
   Class 1 - 1,343 shares, cost $13,794              -        -    14,180         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Small Cap Fund,
   Class 1 - 17,248 shares, cost $244,267            -        -         -         -  463,443         -        -          -
   Class 2 - 37 shares, cost $701                    -        -         -         -         -     985          -        -
  Franklin U.S. Government Fund,
   Class 1 - 39,076 shares, cost $509,643           -         -         -         -         -        -   460,317         -
   Class 2 - 159 shares, cost $2,127                 -       -          -         -         -        -         -    1,878
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   406,493      549    14,180         -   463,443      985   460,317     1,878
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                54        -         4         -       118        -        18         -
  Valuemark IV                                       8        -         6         -        10        -         8         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 6        -         1         -        14        -         2         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   69        3        12         -       143        2        29        14
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $325,172        -     7,613         -   302,040        -   388,862         -
  Valuemark IV (note 5)                         77,429        -     6,555         -   154,275        -    70,974         -
  Valuemark Charter Traditional (note 6)             -      340         -         -         -      904         -     1,647
  Valuemark Charter Enhanced (note 6)                -      206         -         -         -       79         -       217
 Contracts in annuity payment period (note 2)    3,823        -         -         -     6,985        -       452         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Value Securities Fund
   Class 1 - 1,349 shares, cost $10,759        $10,660        -         -         -         -        -         -         -
   Class 2 - 17 shares, cost $131                    -      130         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2000
   Class 1 - 4,724 shares, cost $65,759              -        -    59,382         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2005
   Class 1 - 4,097 shares, cost $63,136              -        -         -         -    59,443        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2010
   Class 1 - 4,292 shares, cost $71,092              -        -         -         -         -        -    60,739         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,660      130    59,382         -    59,443        -    60,739         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                37        -         6         -         6        -         5         -
  Valuemark IV                                       5        -         5         -         6        -         5         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 4        -         1         -         1        -         1         -
  Valuemark IV                                       -        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   46        1        13         -        14        -        12         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,614        -    53,526         -    46,679        -    44,759         -
  Valuemark IV (note 5)                          4,657        -     5,831         -    12,750        -    15,961         -
  Valuemark Charter Traditional (note 6)             -      108         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       21         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      343        -        12         -         -        -         7         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Discovery Securities Fund,
   Class 1 - 14,046 shares, cost $164,635    $190,610         -         -         -         -        -         -         -
   Class 2 - 30 shares, cost $365                    -      413         -         -         -        -         -         -
  Mutual Shares Securities Fund,
   Class 1 - 31,789 shares, cost $370,341            -        -   420,567         -         -        -         -         -
   Class 2 - 74 shares, cost $939                    -        -         -       980         -        -         -         -
  Templeton Developing Markets Equity Fund,
   Class 1 - 17,079 shares, cost $167,971            -        -         -         -   179,157        -         -         -
   Class 2 - 33 shares, cost $328                    -        -         -         -         -      346         -         -
  Templeton Global Asset Allocation Fund,
   Class 1 - 4,909 shares, cost $59,592              -        -         -         -         -        -    57,979         -
   Class 2 - 4 shares, cost $54                      -        -         -         -         -        -         -        52
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   190,610      413   420,567       980   179,157      346    57,979        52
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                95        -       146         -        46        -        71         -
  Valuemark IV                                       9        -        14         -         7        -         6         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                11        -        18         -         6        -         9         -
  Valuemark IV                                       1        -         2         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  116        2       180         5        60        4        87         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $79,396        -   164,442         -   136,842        -    36,071         -
  Valuemark IV (note 5)                        106,824        -   249,799         -    41,093        -    20,133         -
  Valuemark Charter Traditional (note 6)             -      275         -       875         -      253         -        36
  Valuemark Charter Enhanced (note 6)                -      136         -       100         -       89         -        16
 Contracts in annuity payment period (note 2)    4,274        -     6,146         -     1,162        -     1,688         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton          Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund       Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Global Growth Fund,
   Class 1 - 42,714 shares, cost $548,058     $667,615        -         -         -         -        -         -         -
   Class 2 - 86 shares, cost $1,294                  -    1,339         -         -         -        -         -         -
  Templeton Global Income Securities Fund,
   Class 1 - 7,339 shares, cost $92,234              -        -    81,239         -         -        -         -         -
   Class 2 - 40 shares, cost $464                    -        -         -       442         -        -         -         -
  Templeton International Equity Fund,
   Class 1 - 40,536 shares, cost $579,632            -        -         -         -   727,623        -         -         -
   Class 2 - 181 shares, cost $3,112                 -        -         -         -         -    3,232         -         -
  Templeton International Smaller Companies Fund,
   Class 1 - 2,014 shares, cost $21,792              -        -         -         -         -        -    22,297         -
   Class 2 - 5 shares, cost $56                      -        -         -         -         -        -         -        58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   667,615    1,339    81,239       442   727,623    3,232    22,297        58
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                               225        -         8         -       170        -        11         -
  Valuemark IV                                      11        -         5         -         9        -         5         -
  Valuemark Charter Traditional                      -       12         -         1         -       30         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Accrued administrative charges:
  Valuemark II & III                                27        -         1         -        21        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  264       14        15         1       201       34        18         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $484,117        -    70,284         -   628,777        -    11,825         -
  Valuemark IV (note 5)                        174,453        -    10,843         -    95,194        -     9,864         -
  Valuemark Charter Traditional (note 6)             -    1,012         -       435         -    2,895         -         4
  Valuemark Charter Enhanced (note 6)                -      313         -         6         -      303         -        51
 Contracts in annuity payment period (note 2)    8,781        -        97         -     3,451        -       590         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified    VIP Fixed Income       VIP Growth
                                                     Fund             Assets Fund           Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   Class 1 - 8,732 shares, cost $84,474        $88,975        -         -         -         -        -         -         -
   Class 2 - 11 shares, cost $111                    -      112         -         -         -        -         -         -
  USAllianz VIP Diversified Assets Fund,
   Class 1 - 10 shares, cost $102                    -        -       103         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Fixed Income Fund,
   Class 1 - 13 shares, cost $131                    -        -         -         -       129        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Growth Fund,
   Class 1 - 31 shares, cost $317                    -        -         -         -         -        -       331         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    88,975      112       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                21        -         -         -         -        -         -         -
  Valuemark IV                                       6        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 2        -         -         -         -        -         -         -
  Valuemark IV                                       1        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   30        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $77,144        -        88         -       124        -       226         -
  Valuemark IV (note 5)                         11,295        -        15         -         5        -       105         -
  Valuemark Charter Traditional (note 6)             -       63         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       48         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      506        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                          $7,694,647    23,285
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                                                                       1,485         -
  Valuemark IV                                                                                               185         -
  Valuemark Charter Traditional                                                                                -       116
  Valuemark Charter Enhanced                                                                                   -         9
 Accrued administrative charges:
  Valuemark II & III                                                                                         180         -
  Valuemark IV                                                                                                24         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          1,874       134
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                            $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                                                                      $5,883,411         -
  Valuemark IV (note 5)                                                                                1,741,044         -
  Valuemark Charter Traditional (note 6)                                                                       -    20,713
  Valuemark Charter Enhanced (note 6)                                                                          -     2,438
 Contracts in annuity payment period (note 2)                                                             68,318         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                         $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1999
(In thousands)

                                                                         Alger              Alger             Franklin
                                                      AIM           American Growth  American Leverage  Global Communications
                                               V.I. Growth Fund          Fund          AllCap Fund         Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $11        -         -         -         -        -    30,155        10
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                 4        -         5         -         3        -     9,416         -
  Valuemark IV                                       3        -         4         -         3        -       481         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -     1,130         -
  Valuemark IV                                       -        -         -         -         -        -        54         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       8        -        10         -         6        -    11,081         2
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        3        -       (10)        -        (6)       -    19,074         8
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                   201        -         -         -         -        -    73,027        25
 Realized gains (losses) on sales of
 investments, net                                    4        -         -         -        17        -    57,739        (2)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        205        -         -         -        17        -   130,766        23
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    359        -       484         -       656        -   108,627        70
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
  appreciation (depreciation) on
  investments, net                                 564        -       484         -       673        -   239,393        93
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  $567        -       474         -       667        -   258,467       101
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $23        -    38,834        22    77,709      105    74,850        44
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                74        -    11,011         -     3,263        -     9,791         -
  Valuemark IV                                      45        -     1,986         -     1,231        -     1,485         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 9        -     1,321         -       392        -     1,175         -
  Valuemark IV                                       5        -       222         -       138        -       166         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     133        -    14,540         6     5,024        1    12,617         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (110)       -    24,294        16    72,685      104    62,233        39
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -   108,254        62    11,372       13    26,820        16
 Realized gains (losses) on sales of
 investments, net                                 (444)       -    72,697       (27)  (13,505)     (60)   18,957         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (444)       -   180,951        35    (2,133)     (47)   45,777        16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   (413)       8  (203,466)      (57)  (74,035)     (58) (135,753)      (85)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (857)        8  (22,515)      (22)  (76,168)    (105)  (89,976)      (69)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($967)        8    1,779        (6)   (3,483)      (1)  (27,743)      (30)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $1,404        1    16,250       111       684        1    16,917         5
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             2,414        -     3,641         -       464        -     2,022         -
  Valuemark IV                                   1,569        -       869         -        88        -       503         -
  Valuemark Charter Traditional                      -        4         -        25         -        -         -         1
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               290        -       437         -        56        -       243         -
  Valuemark IV                                     176        -        97         -        10        -        56         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   4,449        5     5,044        28       618        -     2,824         1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (3,045)      (4)   11,206        83        66        1    14,093         4
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -        -         -    23,442         7
 Realized gains (losses) on sales of
 investments, net                               14,374       94         -         -    (9,180)     (11)     (920)        -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     14,374       94         -         -    (9,180)     (11)   22,522         7
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 74,106       84         -         -    20,689        1   (51,341)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               88,480      178         -         -    11,509      (10)  (28,819)        7
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                               $85,435      174    11,206        83    11,575       (9)  (14,726)       11
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Rising Dividends      S&P 500 Index        Small Cap        U.S. Government
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $8,456        5         -         -     1,420        -    73,938       257
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             5,510        -         6         -     2,642        -     5,965         -
  Valuemark IV                                   1,184        -         6         -     1,255        -       909         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                               661        -         1         -       317        -       716         -
  Valuemark IV                                     133        -         1         -       141        -       102         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   7,488        3        14         -     4,355        2     7,692        14
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      968        2       (14)        -    (2,935)      (2)   66,246       243
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                84,717       53         -         -       198        -         -         -
 Realized gains (losses) on sales of
 investments, net                               36,917       (1)        -         -    15,350        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    121,634       52         -         -    15,548        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments               (184,821)     (77)      386         -   211,659      284   (82,778)     (250)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                              (63,187)     (25)      386         -   227,207      287   (79,382)     (270)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              ($62,219)     (23)      372         -   224,272      285   (13,136)      (27)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $27        -    10,170         -     8,132        -     8,748         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                91        -       784         -       693        -       719         -
  Valuemark IV                                      52        -        64         -       159        -       211         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                                11        -        94         -        83        -        86         -
  Valuemark IV                                       6        -         7         -        18        -        24         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     160        1       949         -       953        -     1,040         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (133)      (1)    9,221         -     7,179        -     7,708         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -     1,456         -       407        -     2,122         -
 Realized gains (losses) on sales
 of investments, net                              (411)      (7)      471         -     1,372        -       322         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (411)      (7)    1,927         -     1,779        -     2,444         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    309        -   (10,114)        -   (14,138)       -   (21,090)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (102)      (7)   (8,187)         -  (12,359)       -   (18,646)        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($235)      (8)    1,034          -   (5,180)       -   (10,938)        -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $5,527        6    11,481        11     3,258        2     4,363         3
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,136        -     2,422         -     1,619        -       586         -
  Valuemark IV                                   1,340        -     3,346         -       448        -       265         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Administrative charges:
  Valuemark II & III                               136        -       291         -       194        -        70         -
  Valuemark IV                                     150        -       375         -        50        -        30         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,762        2     6,434         5     2,311        4       951         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    2,765        4     5,047         6       947       (2)    3,412         3
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -         -        -     4,294         3
 Realized gains (losses) on sales
 of investments, net                               877        -    10,361        (2)  (14,723)     263       217         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        877        -    10,361        (2)  (14,723)     263     4,511         3
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,265       48    32,828        41    81,897       18    (4,595)       (2)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               34,142       48    43,189        39    67,174      281       (84)        1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $36,907       52    48,236        45    68,121      279      3,328        4
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton           Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund        Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $14,804       17     8,318        20    43,449      147       658         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             6,443        -     1,175         -     8,528        -       158         -
  Valuemark IV                                   2,090        -       155         -     1,149        -       126         -
  Valuemark Charter Traditional                      -       12         -         1         -       29         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Administrative charges:
  Valuemark II & III                               773        -       141         -     1,023        -        19         -
  Valuemark IV                                     234        -        17         -       129        -        14         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   9,540       14     1,488         1    10,829       33       317         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    5,264        3     6,830        19    32,620      114       341        (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                71,620       82         -         -    22,510       56         -         -
 Realized gains (losses) on sales
 of investments, net                            29,748      235    (2,393)        -    57,375      870      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    101,368      317    (2,393)        -    79,885      926      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 10,044       45   (12,888)      (22)   51,890      120     4,893         2
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                         111,412      362   (15,281)      (22)  131,775     1,046    3,945       139
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              $116,676      365    (8,451)       (3)  164,395     1,160    4,286       136
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified     VIP Fixed Income       VIP Growth
                                                     Fund            Assets Fund             Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $907        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,051        -         -         -         -        -         -         -
  Valuemark IV                                     111        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               126        -         -         -         -        -         -         -
  Valuemark IV                                      12        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,300        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (393)       -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distribution
 on mutual funds                                     -        -         -         -         -        -         -         -
 Realized gains (losses) on sales
 of investments, net                            (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,561        1         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               30,053       39         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $29,660       39         1         -        (2)        -       14         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                                    $460,493       768
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                                                                      81,636         -
  Valuemark IV                                                                                            21,137         -
  Valuemark Charter Traditional                                                                                -       113
  Valuemark Charter Enhanced                                                                                   -         9
 Administrative charges:
  Valuemark II & III                                                                                       9,797         -
  Valuemark IV                                                                                             2,367         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                           114,937       131
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                                                            345,556       637
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds                                                     430,440       317
 Realized gains (losses) on sales of investments, net                                                    274,162     1,510
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                                              704,602     1,827
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                                                                         (129,766)      171
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net                                                       574,836     1,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $920,392     2,635
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1999 and
1998 (In thousands)

                                                       AIM V.I.                               Alger American
                                                      Growth Fund                               Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $3        -           -       -         (10)       -           -       -
  Realized gains (losses) on investments,net 205        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             359        -           -       -         484        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             567        -           -       -         474        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                           27        -           -       -           6        -           -       -
  Transfers between funds                  5,530        -           -       -       5,632        -           -       -
  Surrenders and terminations                (61)       -           -       -          (3)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
 Valuemark II & III                        4,496        -           -       -       5,635        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                           50        -           -       -         215        -           -       -
  Transfers between funds                  3,764        -           -       -       4,119        -           -       -
  Surrenders and terminations                (18)       -           -       -         (10)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,796        -           -       -       4,324        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -        -          -       -           -        -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          9,859        -           -       -      10,433        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $9,859        -           -       -      10,433        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Alger American                    Franklin Global Communications
                                                 Leveraged AllCap Fund                        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              ($6)       -           -       -      19,074   25,465           8       -
  Realized gains (losses) on investments, net 17        -           -       -     130,766   99,245          23       -
  Net change in unrealized appreciation
   (depreciation) on investments             656        -           -       -     108,627  (40,032)         70       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             667        -           -        -    258,467   84,678         101       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            1        -           -       -       3,272    7,461           -       -
  Transfers between funds                  3,765        -           -       -     (24,958) (39,931)          -       -
  Surrenders and terminations                 (9)       -           -       -    (250,550)(198,959)          -       -
  Rescissions                                  -        -           -       -        (386)    (241)          -       -
  Other transactions (note 2)                  -        -           -       -         476      155           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                        3,757        -           -       -    (272,146 (231,515)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            8        -           -       -       3,917   12,583           -       -
  Transfers between funds                  3,078        -           -       -      13,001    6,950           -       -
  Surrenders and terminations                 (9)       -           -       -      (4,391)  (1,068)          -       -
  Rescissions                                  -        -           -       -         (16)     (88)          -       -
  Other transactions (note 2)                  -        -           -       -           1        5           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              3,077       -            -       -      12,512   18,382           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -         179       -
  Transfers between funds                      -        -           -       -           -        -         (19)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -       -          159       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -         237       -
  Transfers between funds                      -        -           -       -           -        -          (8)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -          228       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,501        -           -       -      (1,167)(128,455)        488       -
Net assets at beginning of year                -        -           -       -     904,0911,032,546           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,501        -           -       -     902,924  904,091         488       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                Franklin Global Health                           Franklin
                                                 Care Securities Fund                     Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($110)     (42)          -       -      24,294     22,488        16       -
  Realized gains (losses) on investments,
 net                                        (444)    (205)          -       -     180,951    128,386        35       -
  Net change in unrealized appreciation
   (depreciation) on investments            (413)     808           8       -    (203,466)   (73,442)      (57)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (967)     561           8       -       1,779     77,432        (6)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          103      194           -       -       8,279     16,130         -       -
  Transfers between funds                  3,399    5,818           -       -     (16,044)    20,093         -       -
  Surrenders and terminations             (2,835)    (190)          -       -    (331,869)  (195,983)        -       -
  Rescissions                                 (2)       -           -       -        (714)      (276)        -       -
  Other transactions (note 2)                 (3)      (1)          -       -         585        356         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          662    5,821           -       -    (339,763)  (159,680)        -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          502    1,428           -       -      11,510     51,280         -       -
  Transfers between funds                  2,077    1,051           -       -      18,552     25,926         -       -
  Surrenders and terminations               (267)      (7)          -       -     (18,769)    (5,388)        -       -
  Rescissions                                 (2)    (258)          -       -        (127)      (943)        -       -
  Other transactions (note 2)                 (1)       -           -       -          78         46         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      2,309    2,214           -       -      11,244     70,921         -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          36       -           -          -     1,195       -
  Transfers between funds                      -        -          (6)      -           -          -       (13)      -
  Surrenders and terminations                  -        -           -       -           -          -      (634)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          30       -           -          -       548       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          43       -           -          -       238       -
  Transfers between funds                      -        -           2       -           -          -         7       -
  Surrenders and terminations                  -        -           -       -           -          -        (4)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          45       -           -         -        241       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,004    8,596          83       -    (326,740)   (11,327)      783       -
Net assets at beginning of year            8,596        -           -       -   1,203,060  1,214,387         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,600    8,596          83       -     876,320  1,203,060       783       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                   High Income Fund                       Income Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $72,685   33,766         104       -      62,233     77,877          39       -
  Realized gains (losses) on investments,
 net                                      (2,133)   4,702         (47)      -      45,777     48,389          16       -
  Net change in unrealized appreciation
   (depreciation) on investments         (74,035) (38,630)        (58)      -    (135,753)  (126,374)        (85)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,483)    (162)         (1)      -     (27,743)      (108)        (30)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,791    4,834           -       -       4,169     13,275           -       -
  Transfers between funds                (18,484) (19,142)          -       -     (69,103)   (51,375)          -       -
  Surrenders and terminations           (100,108) (71,048)          -       -    (294,539   (219,332)          -       -
  Rescissions                               (186)    (154)          -       -      (1,016)      (278)          -       -
  Other transactions (note 2)                173      455           -       -         767        411           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (116,814) (85,055)          -       -    (359,722)  (257,299)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        7,857   39,346           -       -       9,595     42,572           -       -
  Transfers between funds                  2,895    8,234           -       -       5,898     14,799           -       -
  Surrenders and terminations            (11,650)  (4,106)          -       -     (11,956)    (3,538)          -       -
  Rescissions                               (890)  (1,327)          -       -        (122)      (530)          -       -
  Other transactions (note 2)                277       50           -       -          64         (5)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (1,511)  42,197           -       -       3,479     53,298           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         219       -           -          -       1,223       -
  Transfers between funds                      -        -         260       -           -          -          12       -
  Surrenders and terminations                  -        -         (49)      -           -          -          (2)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         430       -           -       -          1,233       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           7       -           -          -          79       -
  Transfers between funds                      -        -          14       -           -          -          17       -
  Surrenders and terminations                  -        -          (3)      -           -          -          (1)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          18       -           -       -             95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (121,808) (43,020)        447       -    (383,986)  (204,109)      1,298       -
Net assets at beginning of year          406,476  449,496           -       -   1,101,597  1,305,706           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $284,668  406,476         447       -     717,611  1,101,597       1,298       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                           Large Cap Growth Securities Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($3,045)  (1,497)         (4)      -      11,206   12,915          83       -
  Realized gains (losses) on investments,
 net                                      14,374    3,101          94       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          74,106   24,031          84       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          85,435   25,635         174        -      11,206  12,915          83       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,422    3,713           -       -       7,896   11,342           -       -
  Transfers between funds                117,374   55,930           -       -     194,558  207,647           -       -
  Surrenders and terminations            (81,624) (17,886)          -       -    (276,520)(204,171)          -       -
  Rescissions                               (255)      (8)          -       -        (187)    (341)          -       -
  Other transactions (note 2)                151      (19)          -       -       6,553      824           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                       39,068   41,730           -       -     (67,700)  15,301           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       10,004   21,127           -       -      12,863   44,229           -       -
  Transfers between funds                 59,488   17,665           -       -      25,077  (20,238)          -       -
  Surrenders and terminations            (20,335)  (2,192)          -       -     (25,510)  (6,316)          -       -
  Rescissions                                (56)    (556)          -       -         (49)  (1,952)          -       -
  Other transactions (note 2)                258        1           -       -         470      199           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             49,359   36,045           -       -      12,851   15,922           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,393       -           -        -       8,404       -
  Transfers between funds                      -        -          42       -           -        -         173       -
  Surrenders and terminations                  -        -        (920)      -           -        -        (103)      -
  Rescissions                                  -        -        (274)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         241       -           -       -        8,474       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         125       -           -        -          57       -
  Transfers between funds                      -        -           -       -           -        -         (41)      -
  Surrenders and terminations                  -        -          (4)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         121       -           -       -           16       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        173,862  103,410         536       -     (43,643)  44,138       8,573       -
Net assets at beginning of year          204,478  101,068           -       -     380,935  336,797           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $378,340  204,478         536       -     337,292  380,935       8,573       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                              Franklin Natural Resources                         Franklin
                                                    Securities Fund                          Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $66       75           1       -      14,093    9,568           4       -
  Realized gains (losses) on investments,
 net                                      (9,180) (13,600)        (11)      -      22,522   25,702           7       -
  Net change in unrealized appreciation
   (depreciation) on investments          20,689   (3,804)          1       -     (51,341)(105,327)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          11,575  (17,329)         (9)      -     (14,726) (70,057)         11       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          315      899           -       -         790    4,373           -       -
  Transfers between funds                 (5,419)  (5,230)          -       -     (29,234) (48,548)          -       -
  Surrenders and terminations             (9,951)  (7,877)          -       -     (66,788) (49,929)          -       -
  Rescissions                                (65)     (49)          -       -        (283)    (148)          -       -
  Other transactions (note 2)                 11       15           -       -          46      161           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
  Valuemark II & III                     (15,109) (12,242)          -       -     (95,469) (94,091)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          459    1,717           -       -       1,696   16,008           -       -
  Transfers between funds                    923      841           -       -      (4,570)   1,947           -       -
  Surrenders and terminations               (618)    (188)          -       -      (4,367)  (1,625)          -       -
  Rescissions                                (57)     (52)          -       -          (7)    (202)          -       -
  Other transactions (note 2)                 (2)     (15)          -       -          26       13           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                                705    2,303           -       -      (7,222)  16,141           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          57       -           -        -         281       -
  Transfers between funds                      -        -          14       -           -        -         136       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          71       -           -       -          417       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           4       -           -        -          13       -
  Transfers between funds                      -        -           2       -           -        -           2       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           6       -           -       -           15       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,829) (27,268)         68       -    (117,417)(148,007)        443       -
Net assets at beginning of year           42,211   69,479           -       -     265,287  413,294           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $39,382   42,211          68       -     147,870  265,287         443       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                              Franklin S&P 500
                                           Rising Dividends Securities Fund                     Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $968   (2,149)          2       -         (14)       -           -       -
  Realized gains (losses) on investments,
 net                                     121,634  134,667          52       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments        (184,821)(101,514)        (77)      -         386        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (62,219)  31,004         (23)      -         372       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,867   10,801           -       -           5        -           -       -
  Transfers between funds                (38,032)  17,226           -       -       7,594        -           -       -
  Surrenders and terminations           (174,156)(135,412)          -       -        (181)       -           -       -
  Rescissions                               (316)    (207)          -       -           -        -           -       -
  Other transactions (note 2)                221      239           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (209,416 (107,353)          -       -       7,418        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        5,964   36,972           -       -         274        -           -       -
  Transfers between funds                   (282)  17,333           -       -       6,114        -           -       -
  Surrenders and terminations            (11,026)  (3,213)          -       -         (10)       -           -       -
  Rescissions                               (111)    (691)          -       -           -        -           -       -
  Other transactions (note 2)                115        3           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (5,340)  50,404           -       -       6,378        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         355       -           -        -           -       -
  Transfers between funds                      -        -           2       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         357       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         214       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -          (1)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         212       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (276,975) (25,945)        546       -      14,168        -           -       -
Net assets at beginning of year          683,399  709,344           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $406,424  683,399         546       -      14,168        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                          Franklin U.S. Government
                                                    Small Cap Fund                                 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,935)  (4,034)         (2)      -      66,246   36,201         243       -
  Realized gains (losses) on investments,
 net                                      15,548   24,392           3       -       3,396    8,286         (20)      -
  Net change in unrealized appreciation
   (depreciation) on investments         211,659  (31,057)        284       -     (82,778)  (7,222)       (250)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         224,272  (10,699)        285       -     (13,136) (37,265)        (27)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,798    6,424           -       -       2,444    5,708           -       -
  Transfers between funds                  8,311    4,845           -       -     (16,017)  12,261           -       -
  Surrenders and terminations            (72,615) (36,786)          -       -    (165,246)(126,296)          -       -
  Rescissions                               (139)    (186)          -       -      (1,028)    (188)          -       -
  Other transactions (note 2)                302      (15)          -       -         294      860           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                      (62,343) (25,718)          -       -    (179,553)(107,655)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        4,252   26,375           -       -       7,769   20,857           -       -
  Transfers between funds                  6,853   13,910           -       -      15,383   12,943           -       -
  Surrenders and terminations             (9,570)  (2,749)          -       -      (7,818)  (2,139)          -       -
  Rescissions                                (56)    (368)          -       -        (156)    (701)          -       -
  Other transactions (note 2)                112       32           -       -         195        4           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,591   37,200           -       -      15,373   30,964           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         190       -           -        -       1,598       -
  Transfers between funds                      -        -         456       -           -        -         343       -
  Surrenders and terminations                  -        -           -       -           -        -        (270)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         646        -           -       -     1,671    -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          48       -           -        -         213       -
  Transfers between funds                      -        -           4       -           -        -          14       -
  Surrenders and terminations                  -        -           -       -           -        -          (7)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                      -       -          52        -           -       -          220      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        163,520      783         983       -    (177,316) (39,426)      1,864       -
Net assets at beginning of year          299,780  298,997           -       -     637,604  677,030           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $463,300  299,780         983       -     460,288  637,604       1,864       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Franklin Value                               Franklin
                                                    Securities Fund                       Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($133)     (47)         (1)      -       9,221    5,241           -       -
  Realized gains (losses) on investments,
 net                                        (411)     (74)         (7)      -       1,927    2,396           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             309     (407)          -       -     (10,114)  (2,765)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (235)    (528)         (8)      -       1,034    4,872           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          326      190           -       -         183      498           -       -
  Transfers between funds                  2,439    6,072           -       -      (1,531)  (4,978)          -       -
  Surrenders and terminations             (2,562)    (129)          -       -     (20,544) (14,347)          -       -
  Rescissions                                 (1)       -           -       -          (4)      (4)          -       -
  Other transactions (note 2)                 (2)      (1)          -       -         117      165           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          200    6,132           -       -     (21,779) (18,666)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          715      916           -       -         340      864           -       -
  Transfers between funds                  1,785    2,211           -       -       2,017    1,107           -       -
  Surrenders and terminations               (521)     (62)          -       -        (406)     (68)          -       -
  Rescissions                                 (1)      (4)          -       -          (8)     (23)          -       -
  Other transactions (note 2)                  6        -           -       -           3       (6)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,984    3,061          -        -       1,946    1,874           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         374       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -        (258)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         115       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          22       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          22       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,949    8,665         129       -     (18,799) (11,920)          -       -
Net assets at beginning of year            8,665        -           -       -      78,168   90,088           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,614    8,665         129       -      59,369   78,168           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                Zero Coupon Fund - 2005                   Zero Coupon Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $7,179    3,261           -       -       7,708    3,294           -       -
  Realized gains (losses) on investments,
 net                                       1,779    2,485           -       -       2,444    5,443           -       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,138)   1,608           -       -     (21,090)     769           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (5,180)   7,354           -        -    (10,938)   9,506           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          215      759           -       -         206      682           -       -
  Transfers between funds                   (950)   3,490           -       -         225    4,057           -       -
  Surrenders and terminations            (14,198) (10,720)          -       -     (19,296) (15,533)          -       -
  Rescissions                                (15)     (11)          -       -          (7)      (2)          -       -
  Other transactions (note 2)                 71      105           -       -         230       49           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark II & III                      (14,877   (6,377)          -       -     (18,642) (10,747)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        1,585    3,307           -       -       2,411    5,944           -       -
  Transfers between funds                  3,627    2,192           -       -       3,934    3,245           -       -
  Surrenders and terminations             (1,004)    (284)          -       -      (1,316)    (458)          -       -
  Rescissions                                (89)     (68)          -       -         (84)     (20)          -       -
  Other transactions (note 2)                 89       (4)          -       -           5       (2)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              4,208    5,143           -       -       4,950    8,709           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark Charter Enhanced                    -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,849)   6,120           -       -     (24,630)   7,468           -       -
Net assets at beginning of year           75,278   69,158           -       -      85,357   77,889           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $59,429   75,278           -       -      60,727   85,357           -       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                   Mutual Discovery                            Mutual Shares
                                                    Securities Fund                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $2,765      (64)          4       -       5,047   (1,566)          6       -
  Realized gains (losses) on investments,
 net                                         877    1,768           -       -      10,361    4,339          (2)      -
  Net change in unrealized appreciation
   (depreciation) on investments          33,265  (23,026)         48       -      32,828  (15,031)         41       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          36,907  (21,322)         52       -      48,236  (12,258)         45       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          889    6,337           -       -       2,270   11,748           -       -
  Transfers between funds                 (9,239)  18,856           -       -         261   28,224           -       -
  Surrenders and terminations            (37,626) (22,824)          -       -     (73,031) (42,653)          -       -
  Rescissions                                (62)    (132)          -       -        (653)    (194)          -       -
  Other transactions (note 2)                110        5           -       -         389       59           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (45,928)    2,242           -       -     (70,764)  (2,816)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,851   35,649           -       -       9,961   85,482           -       -
  Transfers between funds                 (3,004)  12,085           -       -       6,279   28,604           -       -
  Surrenders and terminations            (12,692)  (3,935)          -       -     (27,466)  (8,498)          -       -
  Rescissions                               (169)    (577)          -       -        (156)  (1,549)          -       -
  Other transactions (note 2)                100       59           -       -         247       92           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                           (11,914)   43,281           -       -     (11,135) 104,131           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         262       -           -        -         895       -
  Transfers between funds                      -        -          (2)      -           -        -         (34)      -
  Surrenders and terminations                  -        -         (24)      -           -        -         (26)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         236       -           -        -         835       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         123       -           -        -          94       -
  Transfers between funds                      -        -           4       -           -        -           6       -
  Surrenders and terminations                  -        -          (4)      -           -        -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         123       -           -       -           95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,935)  24,201         411       -     (33,663)  89,057         975       -
Net assets at beginning of year          211,429  187,228           -       -     454,050  364,993           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $190,494  211,429         411       -     420,387  454,050         975       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                 Templeton Developing                        Templeton Global
                                                  Markets Equity Fund                      Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $947    3,912          (2)      -       3,412    1,887           3       -
  Realized gains (losses) on
                    investments, net     (14,723) (8,736)         263       -       4,511    4,396           3       -
  Net change in unrealized appreciation
   (depreciation) on investments          81,897  (51,993)         18       -      (4,595)  (8,198)         (2)      -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
          assets from operations          68,121  (56,817)        279        -       3,328  (1,915)          4        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,065    4,084           -       -         577    1,787           -       -
  Transfers between funds                 (9,812) (39,497)          -       -      (8,133)  (8,074)          -       -
  Surrenders and terminations            (35,896) (26,039)          -       -     (13,638)  (8,859)          -       -
  Rescissions                               (154)     (68)          -       -         (16)      (7)          -       -
  Other transactions (note 2)                131      (56)          -       -          43       30           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions-Valuemark II & III(44,666) (61,576)         -           -  (21,167)  (15,123)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        2,375    9,390           -       -       2,112    6,881           -       -
  Transfers between funds                    164   (1,057)          -       -      (1,245)     525           -       -
  Surrenders and terminations             (2,692)  (1,050)          -       -      (2,233)    (519)          -       -
  Rescissions                                 (6)    (129)          -       -          (2)     (14)          -       -
  Other transactions (note 2)                 13      (13)          -       -          39       11           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV       (146)   7,141           -       -      (1,329)   6,884           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         211       -           -        -          34       -
  Transfers between funds                      -        -        (225)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         (14)      -           -        -           34      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          75       -           -        -          15       -
  Transfers between funds                      -        -           2       -           -        -          (1)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                     -           -        77      -           -        -          14       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         23,309 (111,252)        342       -     (19,168) (10,154)         52       -
Net assets at beginning of year          155,788  267,040           -       -      77,060   87,214           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $179,097  155,788         342       -      57,892   77,060          52       -
------------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                             Templeton Global
                                                  Global Growth Fund                      Income Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $5,264    8,781           3       -       6,830    9,058          19       -
  Realized gains (losses) on
             investments, net            101,368   82,495         317       -      (2,393)     263          -        -
  Net change in unrealized appreciation
   (depreciation) on investments          10,044  (44,136)         45       -     (12,888)  (1,320)        (22)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        116,676   47,140         365       -      (8,451)   8,001          (3)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,910   10,586           -       -         372      983           -       -
  Transfers between funds                (21,594) (41,415)          -       -      (8,997) (13,288)          -       -
  Surrenders and terminations           (143,382) (79,015)          -       -     (38,030) (30,382)          -       -
  Rescissions                               (338)    (300)          -       -        (414)     (42)          -       -
  Other transactions (note 2)                309       78           -       -          37      154           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from  contract transaction
     - Valuemark II & III               (161,095)(110,066)          -       -    (47,032)   (42,575)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       12,834   47,491           -       -       1,026    3,461           -       -
  Transfers between funds                  8,319   11,653           -       -         761    1,385           -       -
  Surrenders and terminations            (17,858)  (4,558)          -       -      (1,634)    (377)          -       -
  Rescissions                               (144)    (653)          -       -          (5)     (12)          -       -
  Other transactions (note 2)                111      (12)          -       -           5        2           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,262   53,921           -       -         153    4,459           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,732       -           -        -         437       -
  Transfers between funds                      -        -        (132)      -           -        -           1       -
  Surrenders and terminations                  -        -        (863)      -           -        -           -       -
  Rescissions                                  -        -         (59)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from  contract transactions -
      Valuemark Charter Traditional             -       -         678        -           -       -          438      -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         288       -           -        -          21       -
  Transfers between funds                      -        -           4       -           -        -         (15)      -
  Surrenders and terminations                  -        -         (10)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from  contract transactions -
    Valuemark Charter Enhanced                 -       -           282      -           -       -            6        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (41,157)  (9,005)      1,325       -     (55,330) (30,115)        441       -
Net assets at beginning of year          708,508  717,513           -       -     136,554  166,669           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $667,351  708,508       1,325       -      81,224  136,554         441       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                          Templeton International
                                               International Equity Fund                  Smaller Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $32,620   18,022         114       -         341      290          (3)      -
  Realized gains (losses) on investments, net      79,885     112,100     926           -     (948)       (547)    137     -
  Net change in unrealized appreciation
   (depreciation) on investments          51,890  (88,725)        120       -       4,893   (3,830)          2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                164,395  41,397        1,160       -       4,286  (4,087)          136      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,621    8,884           -       -         115      865           -       -
  Transfers between funds                (63,288) (92,026)          -       -      (1,461)  (3,005)          -       -
  Surrenders and terminations           (269,672)(171,313)          -       -      (3,584)  (2,234)          -       -
  Rescissions                             (1,975)    (404)          -       -          (3)     (24)          -       -
  Other transactions (note 2)              1,097      252           -       -          35       10           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark II & III                   (331,217)(254,607)          -       -      (4,898)  (4,388)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,376   21,502           -       -         412    2,980           -       -
  Transfers between funds                   (471)   6,064           -       -        (381)    (467)          -       -
  Surrenders and terminations             (8,179)  (2,654)          -       -      (1,017)    (365)          -       -
  Rescissions                                (40)     (95)          -       -          (3)     (85)          -       -
  Other transactions (note 2)                 68       45           -       -           4      (15)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV     (5,246)  24,862           -       -        (985)   2,048           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       2,640       -           -        -           3       -
  Transfers between funds                      -        -        (882)      -           -        -        (133)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -       -        1,758       -           -        -         (130)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         268       -           -        -          49       -
  Transfers between funds                      -        -          12       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -         280       -           -       -           49       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (172,068)(188,348)      3,198       -      (1,597)  (6,427)         55       -
Net assets at beginning of year          899,4901,087,838           -       -      23,876   30,303           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $727,422  899,490       3,198       -      22,279   23,876          55       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                               USAllianz VIP
                                                  Pacific Growth Fund                     Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($393)   3,442           -       -           -        -           -       -
  Realized gains(losses)on investments,net(3,508) (66,038)         38       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          33,561   39,890           1       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       29,660 (22,706)         39        -           1        -           -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          738    1,634           -       -           -        -           -       -
  Transfers between funds                 (6,774) (21,917)          -       -          88        -           -       -
  Surrenders and terminations            (29,719) (20,611)          -       -           -        -           -       -
  Rescissions                                (36)     (54)          -       -           -        -           -       -
  Other transactions (note 2)                 11       48           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark II & III                   (35,780) (40,900)          -       -          88        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          635    2,042           -       -           -        -           -       -
  Transfers between funds                  3,409      282           -       -          14        -           -       -
  Surrenders and terminations               (795)    (205)          -       -           -        -           -       -
  Rescissions                                 (3)     (42)          -       -           -        -           -       -
  Other transactions (note 2)                 21       (1)          -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,267    2,076           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          58       -           -        -           -       -
  Transfers between funds                      -        -         (32)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark Charter Traditional              -         -          26        -           -       -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          46       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
Valuemark Charter Enhanced                     -       -          46        -           -        -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,853) (61,530)        111       -         103        -           -       -
Net assets at beginning of year           91,798  153,328           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $88,945   91,798         111       -         103        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                   Fixed Income Fund                            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $-        -           -       -           -        -           -       -
  Realized gains (losses) on investments, ne   -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (2)       -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               (2)      -           -        -          14       -            -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                    126        -           -       -         224        -           -       -
  Surrenders and terminations                  -        -           -       -          (8)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark II & III                           126        -           -       -         216        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      5        -           -       -         101        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV          5        -           -       -         101        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark Charter Traditional              -        -           -        -           -       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -           -        -           -       -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            129        -           -       -         331        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $129        -           -       -         331        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                                                              Total All Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                  $345,556  266,144         637       -
  Realized gains (losses) on investments, net                                     704,602  603,355       1,827       -
  Net change in unrealized appreciation
   (depreciation) on investments                                                 (129,766)(699,727)        171       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             920,392  169,772       2,635       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                                50,672  134,191           -       -
  Transfers between funds                                                             456   (3,907)          -       -
  Surrenders and terminations                                                   (2,528,241)(1,708,528)       -       -
  Rescissions                                                                      (8,255)  (3,318)          -       -
  Other transactions (note 2)                                                      12,154    4,339           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark II & III                                     (2,473,214)(1,577,223)       -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                               118,568  540,403           -       -
  Transfers between funds                                                         187,684  169,190           -       -
  Surrenders and terminations                                                    (204,137) (55,562)          -       -
  Rescissions                                                                      (2,359) (10,939)          -       -
  Other transactions (note 2)                                                       2,304      489           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV                                             102,060  643,581           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                                                                     -        -      21,776       -
  Transfers between funds                                                               -        -         (40)      -
  Surrenders and terminations                                                           -        -      (3,150)      -
  Rescissions                                                                           -        -        (333)      -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Traditional                                  -        -      18,253       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                                                                     -        -       2,279       -
  Transfers between funds                                                               -        -          24       -
  Surrenders and terminations                                                           -        -         (40)      -
  Rescissions                                                                           -        -           -       -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Enhanced                                     -        -       2,263       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                               (1,450,762)(763,870)    23,151       -
Net assets at beginning of year                                                 9,143,5359,907,405           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $7,692,7739,143,535     23,151       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1999


1. Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                     Investment Adviser
AIM VI Growth Fund                            AIM Advisors, Inc.
Alger American Growth Fund                    Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund          Fred Alger Management, Inc.
Franklin Global Communications Securities
  Fund                                        Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund   Franklin Advisers, Inc.
Franklin Growth and Income Fund               Franklin Advisers, Inc.
Franklin High Income Fund                     Franklin Advisers, Inc.
Franklin Income Securities Fund               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund     Franklin Advisers, Inc.
Franklin Money Market Fund                    Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund    Franklin Advisers, Inc.
Franklin Real Estate Fund                     Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund     Franklin Advisory Services, LLC
S&P 500 Index Fund                            Franklin Advisers,Inc.
Franklin Small Cap Fund                       Franklin Advisers, Inc.
Franklin U.S. Government Fund                 Franklin Advisers, Inc.
Franklin Value Securities Fund                Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund              Franklin Advisers, Inc.
Mutual Discovery Securities Fund              Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                 Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund      Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund        Templeton Global Advisors Limited
Templeton Global Growth Fund                  Templeton Global Advisors Limited
Templeton Global Income Securities Fund       Franklin Advisers, Inc.
Templeton International Equity Fund           Franklin Advisers, Inc.
Templeton International Smaller Companies
   Fund                                       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund         Allianz of America, Inc.
USAllianz VIP Fixed Income Fund               Allianz of America, Inc.
USAllianz VIP Growth Fund                     Allianz of America, Inc.

Certain of the Franklin Templeton Variable Insurance Products Trust portfolios also have class 2 shares which are available to Valuemark Charter contract owners.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities FundNovember 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund     November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund           November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund             December 15, 1999


Contracts in Annuity Payment Period
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

38

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Expenses

Asset Based Expenses
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%


Contract Based Expenses
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $4,426,312 and $4,716,335, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, and Valuemark IV deferred annuity contracts. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                 Contingent Deferred Sales Charge
Payment                 Valuemark II  Valuemark III  Valuemark IV
0-1                          5%            6%             6%
1-2                          5%            5%             6%
2-3                          4%            4%             6%
3-4                          3%            3%             5%
4-5                         1.5%          1.5%            4%
5-6                          0%            0%             3%
6-7                          0%            0%             2%
7+                           0%            0%             0%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $16,657,195 and $8,535,795, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Contract Based Expenses (Continued)
Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $153,188 and $159,282, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1999 and 1998 were $188,123,947 and $165,283,144, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. Capitalization

Allianz Life provides capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1999 and 1998.

                                              Capitalization        Date of       Market Value        Date of
     Portfolio                                    Amount        Capitalization    at Withdrawal      Withdrawal
------------------------------------------------------------------------------------------------------------------------------------

     Franklin Global Health Care Securities Fund
           - class 1                             $250,000           5/1/98           $253,250          12/1/98
     Franklin Value Securities Fund - class 1     250,000           5/1/98           192,000           12/1/98

     Franklin Global Communications Securities
         Fund - class 2                            0,000            1/6/99           13,320           12/29/99
     Franklin Global Health Care Securities
         Fund - class 2                           10,000            1/6/99            9,092           12/29/99
     Franklin Growth and Income Fund - class 2    10,000            1/6/99            9,852           12/29/99
     Franklin High Income Fund - class 2          10,000            1/6/99            9,895           12/29/99
     Franklin Income Securities Fund - class 2    10,000            1/6/99            9,674           12/29/99
     Franklin Large Cap Growth Securities Fund
          - class 2                               10,000            1/6/99           12,738           12/29/99
     Franklin Money Market Fund - class 2         10,000            1/6/99           10,444           12/29/99
     Franklin Natural Resources Securities Fund
          - class 2                               10,000            1/6/99           12,625           12/29/99
     Franklin Real Estate Fund - class 2          10,000            1/6/99            9,141           12/29/99
     Franklin Rising Dividends Securities Fund
          - class 2                               10,000            1/6/99            8,843           12/29/99
     Franklin Small Cap Fund - class 2            10,000            1/6/99           18,630           12/29/99
     Franklin U.S. Government Fund - class 2      10,000            1/6/99            9,897           12/29/99
     Franklin Value Securities Fund - class 2     10,000            1/6/99            9,759           12/29/99
     Mutual Discovery Securities Fund - class 2   10,000            1/6/99           11,844           12/29/99
     Mutual Shares Securities Fund - class 2      10,000            1/6/99           10,866           12/29/99
     Templeton Developing Markets Equity Fund
                  - class 2                       10,000            1/6/99           14,532           12/29/99
     Templeton Global Asset Allocation Fund -
           class  2                               10,000            1/6/99           10,353           12/29/99
     Templeton Global Growth Fund - class 2       10,000            1/6/99           11,493           12/29/99
     Templeton Global Income Securities Fund -
           class 2                                10,000            1/6/99            9,355           12/29/99
     Templeton International Equity Fund - class 210,000            1/6/99           11,841           12/29/99
     Templeton International Smaller Companies Fund -
            class 2                               10,000            1/6/99           11,922           12/29/99
     Templeton Pacific Growth Fund - class 2      10,000            1/6/99           13,447           12/29/99


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands)

Transactions  in units for each fund for the years ended  December  31, 1999 and
1998 were as follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997       -          -           -      39,623           -      46,962
Contract transactions:
 Purchase payments                                        -           -          -         241          20         538
 Transfers between funds                                  -           -          -      (1,529)        586         699
 Surrenders and terminations                              -           -          -      (7,481)        (20)     (7,722)
 Rescissions                                              -           -          -          (9)          -         (11)
 Other transactions                                       -           -          -           6           -          14
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         -          -           -      (8,772)        586      (6,482)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998       -          -           -      30,851         586      40,480
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        3           1          -          96          11         191
 Transfers between funds                                529         539        341        (870)        351        (589)
 Surrenders and terminations                             (6)          -         (1)     (8,394)       (314)    (12,443)
 Rescissions                                              -           -          -         (12)          -         (27)
 Other transactions                                       -           -          -          16           -          22
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       526        540         340      (9,164)         48     (12,846)
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      526        540         340      21,687         634      27,634
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997        -          -           -         310           -      2,376
Contract transactions:
 Purchase payments                                        -           -          -         477         147       2,027
 Transfers between funds                                  -           -          -         262         106       1,031
 Surrenders and terminations                              -           -          -         (40)         (1)       (214)
 Rescissions                                              -           -          -          (3)        (28)        (37)
 Other transactions                                       -           -          -           -           -           2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:          -          -           -         696         224       2,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998        -          -           -       1,006         224       5,185
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        5          20          1         118          55         390
 Transfers between funds                                360         396        277         433         220         696
 Surrenders and terminations                             (2)         (1)        (1)       (138)        (30)       (699)
 Rescissions                                              -           -          -          (1)          -          (5)
 Other transactions                                       -           -          -           -           -           3
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         363        415         277         412        245        385
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        363        415         277       1,418         469     5,570
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   18,871     49,811       5,673      20,982       5,709     13,445
Contract transactions:
 Purchase payments                                      223         459        160         566          86         147
 Transfers between funds                               (811)     (2,088)     3,882      14,858        (562)     (1,976)
 Surrenders and terminations                         (3,310)     (8,767)    (1,258)    (14,408)       (777)     (1,978)
 Rescissions                                             (7)        (11)        (1)        (24)         (5)         (6)
 Other transactions                                      21          16         (2)         58           2           7
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     (3,884)   (10,391)      2,781       1,050      (1,256)    (3,806)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    14,987     39,420       8,454      22,032       4,453     9,639
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       69         123        149         180          33          29
 Transfers between funds                               (851)     (2,779)     7,093      13,480        (549)     (1,316)
 Surrenders and terminations                         (4,711)    (11,825)    (4,823)    (18,739)       (992)     (2,940)
 Rescissions                                             (9)        (41)       (15)        (13)         (6)        (13)
 Other transactions                                       8          31          9         448           1           2
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,494)   (14,491)      2,413      (4,644)     (1,513)     (4,238)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    9,493     24,929      10,867      17,388       2,940       5,401
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997    2,202      2,094       1,957       3,214        304       1,217
Contract transactions:
 Purchase payments                                    1,834       1,710      1,503       3,217         162         604
 Transfers between funds                                409         599      1,238      (1,515)         73          75
 Surrenders and terminations                           (195)       (143)      (156)       (448)        (19)        (66)
 Rescissions                                            (61)        (21)       (40)       (140)         (5)         (8)
 Other transactions                                       2           -          -          14          (1)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      1,989      2,145       2,545      1,128        210          606
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   4,191       4,239       4,502       4,342        514        1,823
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      366         367        584         690          45          73
 Transfers between funds                                140         239      3,598       1,872         123        (216)
 Surrenders and terminations                           (550)       (463)    (1,175)     (1,698)        (61)       (191)
 Rescissions                                            (42)         (5)        (4)         (3)         (5)          -
 Other transactions                                      13           3         16          33           -           1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       (73)       141       3,019         894         102        (333)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,118      4,380       7,521       5,236         616        1,490
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  33,249           -      16,925      36,347           -      4,523
Contract transactions:
 Purchase payments                                      415           -        348         310          17          25
 Transfers between funds                                670           -        173         617         718        (249)
 Surrenders and terminations                         (6,653)          -     (2,575)     (6,810)        (16)       (712)
 Rescissions                                            (10)          -        (13)        (10)          -           -
 Other transactions                                      12           -         (2)         46           -           8
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,566)         -      (2,069)     (5,847)        719       (928)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   27,683          -      14,856      30,500         719       3,595
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      105           -         96         130          12           9
 Transfers between funds                             (1,898)        745         38        (857)        332         (74)
 Surrenders and terminations                         (8,633)        (18)    (4,346)     (8,796)       (336)       (989)
 Rescissions                                            (16)          -         (8)        (55)          -           -
 Other transactions                                      11           -         18          16           -           6
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:   (10,431)       727      (4,202)     (9,562)          8       (1,048)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    17,252        727      10,654      20,938         727        2,547
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   1,991          -       2,965       1,359           -          94
Contract transactions:
 Purchase payments                                    1,788           -      1,762       1,142         109          43
 Transfers between funds                                843           -        988         693         267          55
 Surrenders and terminations                           (159)          -       (199)       (116)         (8)         (3)
 Rescissions                                            (35)          -        (27)        (38)         (1)         (1)
 Other transactions                                       -           -          3           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      2,437          -       2,527       1,681         367         94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    4,428          -       5,492       3,040         367         188
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      284          26        243         407          80          16
 Transfers between funds                                (31)        601        269         826         221          98
 Surrenders and terminations                           (544)         (1)      (546)       (418)        (66)        (20)
 Rescissions                                             (6)          -         (4)         (8)          -           -
 Other transactions                                       6           -          6          10           1           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (291)       626         (32)        817         236          94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,137        626       5,460       3,857         603         282
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton   Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets      Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   2,910      2,998       9,940      18,744      23,005       5,229
Contract transactions:
 Purchase payments                                       32          26        402         795         429          69
 Transfers between funds                                140         138      1,284       2,150      (4,481)       (598)
 Surrenders and terminations                           (451)       (582)    (1,897)     (3,544)     (2,951)       (646)
 Rescissions                                              -           -        (11)        (16)         (7)          -
 Other transactions                                       4           2          -           4          (6)          2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (275)      (416)       (222)       (611)     (7,016)     (1,173)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    2,635      2,582       9,718      18,133      15,989       4,056
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        9           8         56         134         106          21
 Transfers between funds                                (40)          1       (849)        (64)     (1,139)       (601)
 Surrenders and terminations                           (595)       (749)    (3,134)     (5,759)     (3,728)       (974)
 Rescissions                                             (1)          -         (5)        (52)        (15)         (1)
 Other transactions                                       3           9         10          31          13           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (624)      (731)     (3,922)     (5,710)     (4,763)     (1,552)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     2,011      1,851       5,796      12,423      11,226       2,504
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997     161        150       5,461      11,394       2,663       1,008
Contract transactions:
 Purchase payments                                      142         226      2,832       6,911       1,055         487
 Transfers between funds                                 92         120        907       2,362        (154)         34
 Surrenders and terminations                            (12)        (17)      (338)       (718)       (121)        (38)
 Rescissions                                             (3)         (1)       (45)       (123)        (16)         (1)
 Other transactions                                       -           -          5           8          (2)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:        219        328       3,361       8,440         762       483
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998      380        478       8,822      19,834       3,425       1,491
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       66          92        317         780         232         146
 Transfers between funds                                152         152       (273)        461           1         (90)
 Surrenders and terminations                            (43)        (51)    (1,040)     (2,158)       (269)       (147)
 Rescissions                                             (4)         (3)       (14)        (12)         (1)          -
 Other transactions                                       4           -          8          19           1           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       175        190      (1,002)       (910)        (36)       (88)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      555        668       7,820      18,924       3,389        1,403
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     Pacific VIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  41,433      9,434      58,179       1,998      15,833           -
Contract transactions:
 Purchase payments                                      569          57        449          35         204           -
 Transfers between funds                             (2,789)       (773)    (5,188)       (288)     (2,708)          -
 Surrenders and terminations                         (4,973)     (1,749)    (9,177)       (211)     (2,662)          -
 Rescissions                                            (19)         (2)       (21)         (2)         (7)          -
 Other transactions                                       5           9         14           1           9           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (7,207)    (2,458)    (13,923)       (465)     (5,164)          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   34,226      6,976      44,256       1,533      10,669          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      176          22        122           7          69           -
 Transfers between funds                             (1,329)       (528)    (3,285)       (163)       (499)          9
 Surrenders and terminations                         (8,200)     (2,221)   (13,737)       (347)     (3,171)          -
 Rescissions                                            (19)        (25)       (99)          -          (4)          -
 Other transactions                                      18           2         56           4           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (9,354)    (2,750)    (16,943)       (499)     (3,603)         9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    24,872      4,226      27,313       1,034       7,066         9
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   5,525        393       3,122         792         379          -
Contract transactions:
 Purchase payments                                    2,951         202      1,143         271         256           -
 Transfers between funds                                720          79        307         (52)         53           -
 Surrenders and terminations                           (290)        (22)      (143)        (34)        (28)          -
 Rescissions                                            (41)         (1)        (5)         (8)         (5)          -
 Other transactions                                      (1)          -          3          (2)          -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     3,339        258       1,305         175         276          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   8,864        651       4,427         967         655          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      706          58        160          41          65           -
 Transfers between funds                                454          44        (18)        (46)        397           1
 Surrenders and terminations                         (1,013)        (96)      (407)        (97)        (78)          -
 Rescissions                                             (9)          -         (2)          -           -           -
 Other transactions                                       6           -          4           -           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       144          6        (263)       (102)        386          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     9,008        657       4,164         865       1,041         1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997                                          -           -     481,823
Contract transactions:
 Purchase payments                                                                           -           -       6,622
 Transfers between funds                                                                     -           -       1,875
 Surrenders and terminations                                                                 -           -     (91,330)
 Rescissions                                                                                 -           -        (192)
 Other transactions                                                                          -           -         230
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -     (82,795)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -     399,028
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       1,967
 Transfers between funds                                                                    13          22       5,213
 Surrenders and terminations                                                                 -          (1)   (130,922)
 Rescissions                                                                                 -           -        (436)
 Other transactions                                                                          -           -         739
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                           13          21    (123,439)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                          13          21     275,589
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997                                          -           -      51,131
Contract transactions:
 Purchase payments                                                                           -           -      33,001
 Transfers between funds                                                                     -           -       9,592
 Surrenders and terminations                                                                 -           -      (3,528)
 Rescissions                                                                                 -           -        (694)
 Other transactions                                                                          -           -          33
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -      38,404
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -      89,535
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       6,433
 Transfers between funds                                                                     1          10      11,368
 Surrenders and terminations                                                                 -           -     (12,003)
 Rescissions                                                                                 -           -        (128)
 Other transactions                                                                          -           -         139
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            1          10       5,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           1          10      95,344
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -           -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger     Alger   FranklinGlobal FranklinGlobal Franklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care     Growth and
                                                     Growth      Growth     Leveraged Securities  Securities      Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3           21
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3           21
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       10          48         82         562           5          13
 Transfers between funds                                 12           1          2           7           -           7
 Surrenders and terminations                             (2)          -        (48)         (7)          -           -
 Rescissions                                              -           -        (17)          -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           3          7           4           -           1
 Transfers between funds                                  1           1          -          (3)          -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998        -          -           -           -           -     -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       18           -         11          83          48          -
 Transfers between funds                                  -           -         21          18           -          -
 Surrenders and terminations                              -           -          -         (14)        (34)         -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         18          -          32          87          14          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       18          -          32          87          14           -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       11           -          3          11           3          -
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         11          -           3          12           3            -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       11          -           3          12           3           -
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton  Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets     Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         22          70          21           2
 Transfers between funds                                  -           -          -          (3)          -          -
 Surrenders and terminations                              -           -         (2)         (2)          -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         10           7           7           1
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     PacificVIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998     -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       97          25        130           -           6          -
 Transfers between funds                                  3           -         (6)          -           -          -
 Surrenders and terminations                            (46)          -          -           -           -          -
 Rescissions                                             (3)          -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         51         25         124           -           6          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       51         25         124           -           6         -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       16           1         13           4           4          -
 Transfers between funds                                  -          (1)         1           -           -          -
 Surrenders and terminations                             (1)          -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -       1,307
 Transfers between funds                                                                     -           -          60
 Surrenders and terminations                                                                 -           -        (178)
 Rescissions                                                                                 -           -         (20)
 Other transactions                                                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -       1,169
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -       1,169
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -         127
 Transfers between funds                                                                     -           -           1
 Surrenders and terminations                                                                 -           -          (1)
 Rescissions                                                                                 -           -          -
 Other transactions                                                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -         127
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -         127
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                      Accumulation                           Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assetsto Average Units OutstandingAccumulation  Net Assets  to Average
                     (in thousands) Unit Value(in thousands)Net Assets* (in thousands)   Unit Value(in thousands) Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund
December 31,
 19991                      526      $11.084      $5,833         2.13+%       363      $11.083    $4,026           2.22+%

Alger American Growth Fund
December 31,
 19991                      540       10.922       5,894         2.19+        415       10.921     4,535           2.28+

Alger American Leveraged AllCap Fund
December 31,
 19991                      340       12.160       4,137         2.33+        277       12.159     3,364           2.42+

Franklin Global Communications Securities Fund
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -           -
 1995                    66,669       19.565   1,305,495         1.90           -            -         -           -

Franklin Global Health Care Securities Fund
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224           11     2,381           2.33+

Franklin Growth and Income Fund
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -           -
 1995                    46,893       17.310     812,732         1.92           -            -         -           -

Franklin High Income Fund
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -
 1995                    18,756       17.252     323,580         1.96           -            -         -           -

Franklin Income Securities Fund
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -           -
 1995                    59,309       19.785   1,175,143         1.91           -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                               Ratio of                                             Ratio of
                      Accumulation                            Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assets to Average Units OutstandingAccumulation Net Assets    to Average
                     (in thousands)  Unit Value(in thousands)Net Assets* (in thousands)Unit Value   (in thousands)  NetAssets*
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund
December 31,
 1999                    10,867      $20.218    $219,679         2.17%      7,521      $20.152  $151,537           2.26%
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -           -

Franklin Money Market Fund
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -           -
 1995                    31,040       12.883     399,935         1.80           -            -         -           -

Franklin Natural Resources Securities Fund
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -           -
 1995                     6,919       14.109      97,630         2.06           -            -         -           -

Franklin Real Estate Fund
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -           -
 1995                    10,998       18.073     198,773         1.99           -            -         -           -

Franklin Rising Dividends Securities Fund
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -
 1995                    33,789       12.498     422,992         2.18           -            -         -          -

Franklin S&P 500 Index Fund
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -           -
 19954                    1,302       10.146      13,260         2.30+          -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund
December 31,
 1999                    20,938      $18.574    $388,862         1.91%      3,857      $18.394   $70,974           2.00%
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -           -
 1995                    34,313       16.298     559,234         1.92           -            -         -           -

Franklin Value Securities Fund
December 31,
 1999                       727        7.736       5,614         2.21+        603        7.724     4,657           2.30+
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -
 1995                     6,066       18.294     110,965         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2005
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -           -
 1995                     3,504       20.914      73,292         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2010
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -           -
 1995                     3,437       22.431      77,136         1.80           -            -         -           -

Mutual Discovery Securities Fund
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -           -

Mutual Shares Securities Fund
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -          -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Equity Fund
December 31,
 1999                    11,226      $12.188    $136,842         2.79%      3,389      $12.125   $41,093           2.88%
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -
 1995                    15,618        9.582     150,481         2.81           -            -         -          -

Templeton Global Asset Allocation Fund
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -
 19956                    1,338       10.591      14,234         2.30+          -            -         -           -

Templeton Global Growth Fund
December 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -
 1995                    28,309       11.339     322,284         2.37           -            -         -           -

Templeton Global Income Securities Fund
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -
 1995                    14,181       15.522     220,143         2.04           -            -         -           -

Templeton International Equity Fund
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -           -
 1995                    59,883       13.263     794,670         2.32           -            -         -           -

Templeton International Smaller Companies Fund
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                             Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto   Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)   Net Assets*
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Fund
December 31,
 1999                     7,066      $10.915     $77,144         2.48%      1,041      $10.838   $11,295           2.57%
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -
 1995                    22,483       13.630     306,843         2.41           -            -         -          -

USAllianz VIP Diversified Assets Fund
December 31,
 19991                        9       10.170          88         2.40+          1       10.168        15           2.49+

USAllianz VIP Fixed Income Fund
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

USAllianz VIP Growth Fund
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)   to  December   31,  1999.
2  Period  from  May  1,  1998  (fund commencement)   to  December   31,  1998.
3  Period  from  May  1,  1996  (fund commencement)  to  December  31,  1996.
4  Period  from  November  1, 1995 (fund commencement)  to  December  31,  1995.
5  Period  from  November  8, 1996 (fund commencement)   to  December   31,  1996.
6  Period  from  May  1,  1995  (fund commencement) to December 31, 1995.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from January 5, 1999 (product inception) to December 31, 1999 follows.

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund
December 31, 1999             5      $39.861        $213         1.92%          7      $39.011      $275           2.12%

Franklin Global Health Care Securities Fund
December 31, 1999             3        9.626          33         2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
December 31, 1999            21       26.792         545         1.90           9       26.220       238           2.10

Franklin High Income Fund
December 31, 1999            20       21.405         429         1.94           1       20.949        18           2.14

Franklin Income Securities Fund
December 31, 1999            49       24.923       1,206         1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
December 31, 1999            19       20.337         392         2.17           7       20.188       144           2.37

Franklin Money Market Fund
December 31, 1999           562       15.225       8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
December 31, 1999             5       11.374          62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
December 31, 1999            20       21.919         429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
December 31, 1999            18       19.156         340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
December 31, 1999            32       28.565         904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
December 31, 1999            87       19.049       1,647         1.92          12       18.643       217           2.12

Franklin Value Securities Fund
December 31, 1999            14        7.749         108         2.21           3        7.753        21           2.41

Mutual Discovery Securities Fund
December 31, 1999            20       13.779         275         2.42          10       13.692       136           2.62

Mutual Shares Securities Fund
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Developing Markets Equity Fund
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Asset Allocation Fund
December 31, 1999             2       17.693          36         2.22           1       17.527        16           2.42

Templeton Global Growth Fund
December 31, 1999            51       19.717       1,012         2.29          15       19.490       313           2.49

Templeton Global Income Securities Fund
December 31, 1999            25       17.033         435         2.06           -       16.670         6           2.26



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                               Ratio of
                        Accumulation                         Expenses     Accumulation                              Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto     Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands      Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Equity Fund
December 31, 1999           124      $23.368      $2,895         2.32%         14      $23.004      $303           2.52%

Templeton International Smaller Companies Fund
December 31, 1999             -       11.547           4         2.53           4       11.462        51           2.73

Templeton Pacific Growth Fund
December 31, 1999             6       11.121          63         2.51           4       10.948        48           2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.








                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 1999 and 1998

Allianz Life Insurance Company of North America
And Subsidiaries
Independent Auditors' Report

The Board of Directors

Allianz Life Insurance Company of North America and subsidiaries:
We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive
(loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

                                                                       KPMG LLP



February 7, 2000




Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets

December 31, 1999 and 1998 (in thousands)

  Assets                                                                                    1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at fair value                                                     $ 4,582,350        2,538,291
   Equity securities, at fair value                                                       675,541           512,404
   Mortgage loans on real estate                                                          528,933           457,128
   Certificates of deposit and short-term securities                                      139,571           166,366
   Policy loans                                                                            46,573             7,118
   Real estate                                                                            154,063            80,637
   Options                                                                                 68,217            15,109
   Investment in equity investments                                                         3,045            80,928
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                  6,198,293         3,857,981
Cash                                                                                       58,110            67,195
Accrued investment income                                                                  73,774            36,649
Receivables (net of allowance for uncollectible accounts of
 $3,395 in 1999 and $3,254 in 1998)                                                       310,866           323,971
Reinsurance recoverable:
   Funds held on deposit                                                                1,151,941         1,170,170
   Recoverable on future policy benefit reserves                                        3,330,612         1,191,098
   Recoverable on unpaid claims                                                           405,086           293,179
   Receivable on paid claims                                                               74,483            24,986
Goodwill (net of accumulated amortization of $3,847 in 1999)                              304,561                 0
Value of business acquired                                                                210,363                 0
Deferred acquisition costs                                                                801,763           930,059
Other assets                                                                               55,811            35,755
Federal income tax recoverable                                                             10,484             4,060
------------------------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                        12,986,147         7,935,103
Separate account assets                                                                 8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets (continued)

December 31, 1999 and 1998 (in thousands)

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Future benefit reserves:

      Life                                                                            $ 1,874,904         1,445,844
      Annuity                                                                           7,796,583         3,588,491
   Policy and contract claims                                                             927,915           770,846
   Unearned premiums                                                                       49,013            53,778
   Reinsurance payable                                                                    212,239           129,397
   Deferred income on reinsurance                                                         186,888           106,065
   Deferred income taxes                                                                   51,356           257,903
   Accrued expenses                                                                       108,232            91,631
   Commissions due and accrued                                                             55,904            41,000
   Other policyholder funds                                                                77,782            20,586
   Other liabilities                                                                       98,251            89,038
------------------------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                         11,439,067         6,594,579
   Separate account liabilities                                                         8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                              19,927,471        16,509,729
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding        20,000            20,000
   Additional paid-in capital                                                             830,274           407,088
   Retained earnings                                                                      632,320           673,857
   Accumulated other comprehensive income                                                  64,486           239,579
------------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                      1,547,080         1,340,524
Commitments and contingencies (notes 7 and 12)
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Operations

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $  447,026          416,199           339,841
   Other life policy considerations                                       31,786           52,668            83,816
   Annuity considerations                                                239,070          222,632           219,262
   Accident and health premiums                                          843,906          773,570           747,718
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                 1,561,788        1,465,069         1,390,637
   Premiums and annuity considerations ceded                             478,239          411,316           438,018
------------------------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                1,083,549        1,053,753           952,619
   Investment income, net                                                274,860          217,066           162,350
   Realized investment gains                                             112,253           89,226            61,488
   Other                                                                  72,301           78,174            53,760
------------------------------------------------------------------------------------------------------------------------------------
     Total revenue                                                     1,542,963        1,438,219         1,230,217
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                               382,464          461,891           336,090
   Annuity benefits                                                      243,398          251,463           206,189
   Accident and health insurance benefits                                765,257          623,640           566,746
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                    1,391,119        1,336,994         1,109,025
   Benefit recoveries                                                    443,441          501,719           426,607
------------------------------------------------------------------------------------------------------------------------------------
        Net benefits                                                     947,678          835,275           682,418
   Commissions and other agent compensation                              304,816          322,697           310,665
   General and administrative expenses                                   162,798          116,007           106,744
   Taxes, licenses and fees                                               26,292           15,848            20,605
   Amortization of goodwill                                                3,847                0                 0
   Amortization of value of business acquired, net of interest credited    4,161                0                 0
   Change in deferred acquisition costs, net                             129,142           (2,979)          (63,742)
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                       1,578,734        1,286,848         1,056,690
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income from operations before income taxes                   (35,771)         151,371           173,527
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:   Current                                   63,371           48,410            31,571
   Deferred                                                              (73,727)           2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                  (10,356)          51,232            59,854
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income before cumulative effect of change in accounting      (25,415)         100,139           113,673
Cumulative effect of change in accounting, net of tax benefit of $8,682  (16,122)               0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Net (loss) income                                                $  (41,537)         100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                     $  (41,537)          100,139          113,673
------------------------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) gain:

   Foreign currency translation adjustments, net of tax                    1,461            (1,761)            (975)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed maturities and equity securities:  Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of
$(55,781), $57,703 and $71,594 in 1999, 1998,

and 1997, respectively                                                  (103,590)          107,162          132,961
Reclassification adjustment for gains included in net income, net of tax expense of $39,289, $30,627, and $21,588 in 1999, 1998, and 1997,
 respectively                                                             72,964           56,879            40,093
------------------------------------------------------------------------------------------------------------------------------------
        Total unrealized holding (losses) gains                         (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------

        Total other comprehensive (loss) income                         (175,093)          48,522            91,893
------------------------------------------------------------------------------------------------------------------------------------

        Total comprehensive (loss) income                             $ (216,630)         148,661            205,566
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year                               $   20,000           20,000            20,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock:
   Balance at beginning of year                                                0           25,000            25,000
   Redemption of stock during the year                                         0           (25,000)               0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                    0                0            25,000
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:   Balance at beginning of year               407,088          407,088           407,088
   Capital contribution                                                  423,186                0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              830,274          407,088           407,088
------------------------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                          673,857          574,447           462,925
   Net income                                                             41,537)         100,139           113,673
   Cash dividend to stockholder                                                0             (729)          (2,151)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              632,320          673,857           574,447
------------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income: Accumulated unrealized holding gain:

     Balance at beginning of year                                        245,788          195,505           102,637
     Net unrealized gain (loss) on investments
        during the year, net of deferred federal income taxes           (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               69,234          245,788           195,505
Accumulated unrealized foreign currency (loss):
   Balance at beginning of year                                           (6,209)          (4,448)           (3,473)
   Net unrealized gain (loss) on foreign currency
     translation during the year, net of deferred federal income taxes     1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive income                           64,486          239,579           191,057
------------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $1,547,080        1,340,524         1,217,592
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows

December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
   Net (loss) income                                                  $   (41,537)        100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------
   Adjustments to reconcile  net (loss) income to net cash (used in) provided by operating activities:

        Realized investment gains                                        (112,253)         (89,226)          (61,488)
        Deferred federal income tax expense                               (82,409)           2,822            28,283
        Charges to policy account balances                                (66,945)        (104,681)         (148,159)
        Interest credited to policy account balances                      251,303          262,956           251,182
        Change in:
          Accrued investment income                                        (1,921)           1,696            (2,215)
          Receivables                                                      17,873          (61,295)         (107,398)
          Reinsurance recoverable                                        (435,498)        (162,959)       (1,205,410)
          Deferred acquisition costs                                      128,296           (2,979)          (63,742)
          Future benefit reserves                                        (136,722)          25,183           138,370
          Policy and contract claims and other policyholder funds         184,939          154,213            92,230
          Unearned premiums                                                (4,765)           3,610            17,992
          Reinsurance payable                                              13,820           17,713            68,725
          Current tax recoverable                                          (6,424)          16,701            (8,306)
          Accrued expenses and other liabilities                          (31,349)          14,797            12,113
          Commissions due and accrued                                       5,627            1,483             2,414
        Depreciation and amortization                                      (5,917)         (12,711)          (13,312)
        Equity in earnings of equity investments                             (690)          (2,207)                0
        Other, net                                                         (1,151)              94                18
------------------------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                (284,186)          65,210          (998,703)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities              (325,723)         165,349          (885,030)
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities                 $  (325,723)         165,349          (885,030)
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturities                                        (1,171,682)      (1,256,653)       (1,748,950)
   Purchase of equity securities                                         (404,985)      (1,518,096)       (1,699,847)
   Purchase of real estate                                                (66,502)         (36,367)           (8,398)
   Purchase of options                                                    (32,617)         (11,503)           (3,482)
   Funding of mortgage loans                                             (114,840)        (168,870)         (103,626)
   Sale of fixed maturities                                             1,123,115        1,460,969         1,921,534
   Matured fixed maturities                                                21,280           28,152             1,150
   Sale of equity securities                                              385,559        1,560,695         1,691,789
   Sale of real estate                                                          0            7,103               551
   Repayment of mortgage loans                                             41,355           29,105            29,520
   Net change in certificates of deposit and short-term securities         38,121          (49,242)           87,848
   Purchase of Life USA, net of cash acquired                            (370,881)         (79,091)                0
   Other                                                                   (5,438)          (5,489)           94,126
------------------------------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided by investing activities                   (557,515)         (39,287)          262,215
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:

   Policyholders' deposits to account balances                         1,033,877          864,446           748,430
   Policyholders' withdrawals from account balances                      (663,733)        (562,667)         (524,579)
   Change in assets held under reinsurance agreements                      80,823            7,876           150,526
   Funds (repaid) borrowed on dollar reverse repurchase agreements, net         0         (369,664)          239,468
   Capital contribution                                                   423,186                0                 0
   Redemption of preferred stock                                                0          (25,000)                0
   Cash dividends paid                                                          0             (729)           (2,151)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                    874,153          (85,738)          611,694
------------------------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (9,085)          40,324           (11,121)
Cash at beginning of year                                                  67,195           26,871            37,992
------------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $   58,110           67,195             26,871
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:

     Fixed maturities                                                 $ 2,283,214                0                 0
     Equity securities                                                    21,358                 0                 0
     Certificates of deposit and short-term securities                    11,285                 0                 0
     Policy loans                                                         37,618                 0                 0
     Options                                                              20,491                 0                 0
     Cash                                                                 62,767                 0                 0
     Accrued investment income                                            35,204                 0                 0
     Receivables (net of allowance for uncollectible accounts of $145)     4,768                 0                 0
     Recoverable on future policy benefit reserves - annuity           3,023,377                 0                 0
     Deferred tax asset                                                   29,825                 0                 0
     Other assets                                                         21,291                 0                 0

   Liabilities assumed in acquisition of LifeUSA:

     Future policy benefit reserves - annuity                          5,395,155                 0                 0
     Reinsurance payable                                                  69,022                 0                 0
     Accrued expenses                                                     14,611                 0                 0
     Commissions due and accrued                                           9,277                 0                 0
     Other policyholder funds                                             29,729                 0                 0
     Other liabilities                                                    42,552                 0                 0


See accompanying notes to consolidated financial statements.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1999 net revenues and considerations, 36%, 18% and 46% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies, third party marketing organizations and with independent agents. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Life USA Holding, Inc. (Life USA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of Life USA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 1999 is summarized below.

Balance, beginning of year$  0
Additions              214,524
Interest                 1,975
Amortization           (6,136)
                        ------
Balance, end of year   210,363
                        ------

The  amortization  of the VOBA in each of the next five years is expected to be:
2000 - $21,491;  2001 -  $20,123;  2002 -  $18,329;  2003 - $18,105;  and 2004 -
$16,958.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill is amortized on a straight-line basis over 20 years. The value of VOBA and goodwill will be monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $312,036, $202,644, and $219,266, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $164,045 and $116,197, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 1999, management believes a proper hedge exists.

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in annuity benefits on the consolidated statement of operations to offset increases in the future policy benefits liability recorded for the index benefit.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

     In 1998, the Company  adopted  Statement of Financial  Accounting  Standard
(SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.


Accounting Pronouncements to be Adopted

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(2) Business Combination

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of Life USA that it did not already own for approximately $423 million in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements include only the results of Life USA's operations from the date of acquisition. The value of business acquired was approximately $215 million and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308 million has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7 million were recorded related to the acquisition of Life USA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and Life USA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occurred on January 1, 1998.

                                          Unaudited
                                   1999              1998
------------------------------------------------------------------------------
Total revenue                 $ 1,766,792         1,654,531
Net (loss) income                 (44,624)          103,236
------------------------------------------------------------------------------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

In 1998, the Company accounted for its investment in Life USA under the equity method of accounting and carried its investment at cost, adjusted for its share of Life USA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity was to be amortized on a straight-line basis over ten years. As of December 31, 1998, the company held 21.41% of the outstanding common stock of Life USA with an approximate market value of $68,290. The carrying value of the Life USA investment at year-end 1998 was $80,928, which was $20,983 higher than the equity in net assets of $59,945.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments

Investments at December 31, 1999 consist of:

                                                                                                             Amount
                                                                                                            shown on

                                                                         Amortized        Estimated       consolidated
                                                                           cost             fair             balance
                                                                          or cost           value             sheet
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. government                                                    $  294,587          291,996           291,996
   States and political subdivisions                                      57,378           52,452            52,452
   Foreign government                                                    172,877          169,686           169,686
   Public utilities                                                      227,934          220,602           220,602
   Corporate securities                                                2,981,913        2,873,327         2,873,327
   Mortgage backed securities                                            345,794          347,235           347,235
   Collateralized mortgage obligations                                   634,680          627,052           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $4,715,163        4,582,350         4,582,350
------------------------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                22,935           23,831            23,831
     Industrial and miscellaneous                                        413,279          651,710           651,710
------------------------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $  436,214          675,541           675,541
------------------------------------------------------------------------------------------------------------------------------------
Other investments:
   Mortgage loans on real estate                                         528,933            XXXXXX          528,933
   Certificates of deposit and short-term securities                     139,571            XXXXXX          139,571
   Policy loans                                                           46,573            XXXXXX           46,573
   Real estate                                                           154,063            XXXXXX          154,063
   Options                                                                51,131            XXXXXX           68,217
   Investment in equity investments                                        3,045            XXXXXX            3,045
------------------------------------------------------------------------------------------------------------------------------------
     Total other investments                                          $  923,316            XXXXXX          940,402
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                $6,074,693            XXXXXX        6,198,293
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains,  gross unrealized losses and estimated fair values of securities are as follows:

                                                          Amortized        Gross            Gross           Estimated
                                                            cost        unrealized       unrealized           fair
                                                           or cost         gains           losses             value
------------------------------------------------------------------------------------------------------------------------------------
1999:

   U.S. Government                                     $  294,587          3,340            5,931           291,996
   States and political subdivisions                       57,378              0            4,926            52,452
   Foreign government                                     172,877            334            3,525           169,686
   Public utilities                                       227,934             20            7,352           220,602
   Corporate securities                                 2,981,913          3,902          112,488         2,873,327
   Mortgage backed securities                             345,794          5,026            3,585           347,235
   Collateralized mortgage obligations                    634,680          2,126            9,754           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             4,715,163         14,748          147,561         4,582,350
   Equity securities                                      436,214        289,441           50,114           675,541
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $5,151,377        304,189          197,675         5,257,891
------------------------------------------------------------------------------------------------------------------------------------
1998:

   U.S. Government                                     $  274,813         36,717              234           311,296
   States and political subdivisions                       94,640          6,481                0           101,121
   Foreign government                                      34,652          2,079                0            36,731
   Public utilities                                        66,236          5,948              202            71,982
   Corporate securities                                 1,441,359         67,234            9,891         1,498,702
   Mortgage backed securities                             401,505         26,799                0           428,304
   Collateralized mortgage obligations                     80,599         10,141              585            90,155
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             2,393,804        155,399           10,912         2,538,291
   Equity securities                                      278,753        245,913           12,262           512,404
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $2,672,557        401,312           23,174         3,050,695
------------------------------------------------------------------------------------------------------------------------------------

The changes in unrealized (losses) gains on fixed maturity securities were $(277,300),  $22,170,  and $58,422 in each of the years ended December 31, 1999, 1998 and 1997, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $5,676,
$55,188, and $84,718 for the years ended December 31, 1999, 1998 and 1997, respectively.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

The amortized cost and estimated  fair value of fixed  maturities at December 31, 1999, by  contractual  maturity,  are shown below.  Expected  maturities  will differ  from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          Amortized         Estimated
                                                                                            cost           fair value
------------------------------------------------------------------------------------------------------------------------------------
   Due in one year or less                                                             $  102,823           102,554
   Due after one year through five years                                                1,055,901         1,037,031
   Due after five years through ten years                                               1,279,988         1,243,845
   Due after ten years                                                                  1,295,977         1,224,633
   Mortgage backed securities and collateralized mortgage obligations                     980,474           974,287
------------------------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $4,715,163         4,582,350
------------------------------------------------------------------------------------------------------------------------------------

Gross gains of $151,920,  $105,723,  and $70,335 and gross losses of $39,717,  $18,217,  and $8,654 were realized on sales of securities in 1999, 1998 and 1997, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                           $    (4,474)         30,299            40,268
Equity securities                                                         116,677          57,207            21,413
Mortgage loans                                                             (1,680)           ,320)             (982)
Real estate                                                                   331           3,133               635
Other                                                                        (601)            93)               154
------------------------------------------------------------------------------------------------------------------------------------
     Net gains before taxes                                               112,253          89,226            61,488
Tax expense on net realized gains                                          39,257          31,229            21,521
------------------------------------------------------------------------------------------------------------------------------------
     Net gains after taxes                                            $    72,996           7,997            39,967
------------------------------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 1999, 1998 and 1997 and the changes in the allowance for the years then ended are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                     $    9,599             8,279              7,279
   Charged to operations                                                   1,680             1,320             1,000
   Recoveries                                                                  0                0                  0
------------------------------------------------------------------------------------------------------------------------------------
End of Year                                                           $   11,279             9,599             8,279
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $  212,992          155,397           211,335
   Mortgage loans                                                         40,011           34,449            25,232
   Policy loans                                                              737              497             6,526
   Short-term investments                                                  1,823           15,022            12,804
Dividends:
   Preferred stock                                                           212              668               748
   Common stock                                                            5,259            5,190             4,603
Interest on assets held by reinsurers                                      8,097            8,272             8,858
Rental income on real estate                                              13,356            7,505             5,657
Other invested assets                                                      6,405            1,132             3,781
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income                                             288,892          228,132           279,544

Investment expenses related to coinsurance agreements (note 8)             2,660            2,689            98,417
Investment expenses                                                       11,372            8,377            18,777
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $  274,860          217,066           162,350
------------------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998,  the Company  entered into mortgage  backed  security  reverse  repurchase  transactions
("dollar rolls") with certain  securities  dealers.  Under this program,  the Company sold certain  securities for delivery in the current  month and  simultaneously  contracted  with the same dealer to repurchase  similar,  but not  identical,  securities on a specified future date. The Company gave up the right to receive  principal and interest on the securities sold. As of December 31,
1999 and 1998 there were no outstanding  amounts under the Company's  dollar roll program.  Average  balances  outstanding for the first two months of 1998 were $120,525 and weighted average interest rates were 6.5%. The maximum balance  outstanding during 1998 was $120,525. No dollar rolls were transacted in 1999.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(4) Summary Table of Fair Value Disclosures

                                                                   1999                               1998
------------------------------------------------------------------------------------------------------------------------------------
                                                          Carrying         Fair           Carrying            Fair
                                                           Amount          Value           Amount             Value
                                                           -------         -----           -------            -----
Financial assets

------------------------------------------------------------------------------------------------------------------------------------
   Fixed maturities, at market:
     U.S. Government                                   $  291,996        291,996          311,296           311,296
     States and political subdivisions                     52,452         52,452          101,121           101,121
     Foreign governments                                  169,686        169,686           36,731            36,731
     Public utilities                                     220,602        220,602           71,982            71,982
     Corporate securities                               2,873,327      2,873,327        1,546,342         1,546,342
     Mortgage backed securities                           347,235        347,235          380,664           380,664
     Collateralized mortgage obligations                  627,052        627,052           90,155            90,155
   Equity securities                                      675,541        675,541          512,404           512,404
   Mortgage loans                                         528,933        530,033          457,128           495,202
   Short term investments                                 139,571        139,571          166,366           166,366
   Policy loans                                            46,573         46,573            7,118             7,118
   Options                                                 68,217         68,217           15,109            15,109
   Investment in equity investments                         3,045          4,286           80,928            68,290
   Receivables                                            310,866        310,866          323,971           323,971
   Separate accounts assets                             8,488,404      8,488,404        9,915,150         9,915,150

Financial liabilities

------------------------------------------------------------------------------------------------------------------------------------
   Investment contracts                                 7,609,726      7,208,876        3,645,657         3,035,787
   Separate account liabilities                         8,488,404      8,361,112        9,915,150         9,765,791
------------------------------------------------------------------------------------------------------------------------------------

     See Note 1 "Summary of Significant  Accounting  Policies" for description of the methods and significant  assumptions used to estimate fair values.

(5) Receivables

Receivables at December 31 consist of the following:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $  264,685           270,657
Agents balances                                                                             4,809            10,088
Related party receivables                                                                   2,230             3,852
Reinsurance commission receivable                                                           9,304             8,022
Scholarship enrollment fees                                                                14,125            12,010
Due from administrators                                                                     4,550            13,271
Other                                                                                      11,163             6,071
------------------------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $  310,866            323,971
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(6) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given  accident year is gradually  reduced as new  information  emerges each  succeeding  year,  thereby  allowing more reliable re-evaluations of such reserves.  While management  believes that reserves as of December 31, 1999 are adequate,  uncertainties in the  reserving  process  could cause such  reserves to develop  favorably  or  unfavorably  in the near term as new or  additional information  emerges.  Any  adjustments to reserves are reflected in the operating  results of the periods in which they are made.
Movements in reserves,  which are small  relative to the amount of such  reserves,  could  significantly  impact  future  reported earnings of the Company.

Activity in the accident and health claims  reserves,  exclusive of long term care,  hospital  indemnity and AIDS reserves of
$19,542, $9,918, and $12,479 in 1999, 1998 and 1997, respectively, is summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $128,764, $141,033, and $124,320                   $  366,425          312,886           273,813
Adjustment primarily related to commutation of block of business         (53,585)               0                 0
Incurred related to:
   Current year                                                          431,279          417,042           346,901
   Prior years                                                             3,264           (12,217)          (12,087)
------------------------------------------------------------------------------------------------------------------------------------
Total incurred                                                           434,543          404,825           334,814
------------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                          193,341          204,100           150,942
   Prior years                                                           185,696          147,186           144,798
------------------------------------------------------------------------------------------------------------------------------------
 Total paid                                                              379,037          351,286           295,740
------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $175,142, $128,764, and $141,033                   $  368,346          366,425            312,887
------------------------------------------------------------------------------------------------------------------------------------

The Company incurred  additional losses in 1999 on prior year incurred claims primarily on its reinsurance  assumed (non-HMO)
business.  Due to lower than anticipated  losses related to prior years,  the provision for claims and claim  adjustment  expenses decreased in 1998 and 1997.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance

In the normal  course of business,  the Company  seeks to limit its  exposure to loss on any single  insured and to recover a portion of benefits paid by ceding risks under excess  coverage and  coinsurance  contracts.  The Company  retains a maximum of $1 million  coverage per individual  life.  Reinsurance  contracts do not relieve the Company from its obligations to  policyholders.
Failure of  reinsurers  to honor their  obligations  could result in losses to the Company.  The Company  evaluates  the financial condition of its  reinsurers  and monitors  concentrations  of credit risk to minimize  its  exposure to  significant  losses from reinsurer insolvencies.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage

                                                           Assumed         Ceded                            of amount
                                            Direct       from other      to other            Net             assumed
Year ended                                  amount        companies      companies         amount            to net
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   205,208         273,604         67,069          411,743              66.5%
   Annuities                              199,341          39,729         95,232          143,838              27.6%
   Accident and health                    541,847         302,059        315,938          527,968              57.2%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  946,396         615,392        478,239        1,083,549              56.8%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $34,118,554     98,832,792     19,483,581      113,467,765              87.1%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   244,416         224,451         93,812          375,055              59.8%
   Annuities                              220,812           1,820         50,385          172,247               1.1%
   Accident and health                    479,237         294,333        267,119          506,451              58.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  944,465         520,604        411,316        1,053,753              49.4%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $32,234,241     72,682,842     19,873,094       85,043,989              85.5%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   252,859         170,798        110,579          313,078              54.6%
   Annuities                              217,353           1,910         30,789          188,474               1.0%
   Accident and health                    436,105         311,612        296,650          451,067              69.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  906,317         484,320        438,018          952,619              50.8%
------------------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1999 are $2,095,817 and $849,279 recoverable from two insurers who, as of
December 31, 1999, were both rated A+ by A.M.  Best's  Insurance  Reports.  A contingent  liability  exists to the extent that the
Company's reinsurers are unable to meet their contractual obligations.  Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Of the amounts ceded to others, the Company ceded life insurance inforce of $3,387,592,  $2,067,664,  and $1,163,533 in 1999,
1998 and  1997,  respectively,  and life  insurance  premiums  earned  of  $6,008,  $4,165,  and  $2,538  in 1999,  1998 and 1997,
respectively,  to its ultimate  parent  Allianz AG. The Company also ceded  accident and health  premiums  earned to Allianz AG of
$3,131, $2,817, and $2,467 in 1999, 1998 and 1997.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance (Continued)

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, $1,200 was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000, which support the business. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, 1998 and 1997 $14,996, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes

Income Tax (Benefit) Expense

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense                                                $   63,371           48,410            31,571
   Deferred tax (benefit) expense                                         (73,727)          2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations             (10,356)         51,232            59,854
Tax benefit due to cumulative effect of change in accounting               (8,682)              0                 0
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to net income             (19,038)         51,232            59,854
Income tax effect on equity:
   Income tax allocated to stockholder's equity:

     Attributable to unrealized gains and losses for the year             (94,283)         26,127            49,748
------------------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                     $  (113,321)         77,359           109,602
------------------------------------------------------------------------------------------------------------------------------------


Components of Income Tax (Benefit) Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense  reported in the consolidated  statements of operations for the respective years ended December 31 as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense computed at the statutory rate           $   (12,520)         52,980            60,735
Dividends received deductions and tax-exempt interest                      (2,605)         (3,294)           (2,792)
Foreign tax                                                                (1,014)           (133)              916
Interest on tax deficiency                                                    800             900             1,100
Goodwill amortization                                                       1,365               0                 0
Other                                                                       3,618             779              (105)
------------------------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $  (10,356)          51,232             59,854
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes (Continued)


Components of Deferred Tax Assets and  Liabilities on the Balance Sheet Tax effects of temporary  differences  giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Provision for post retirement benefits                                              $    2,286             2,223
   Allowance for uncollectible accounts                                                       929               929
   Policy reserves                                                                        282,573           173,414
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                            285,788           176,566
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                             219,869           272,815
   Net unrealized gain                                                                     25,701           128,883
   Value of business acquired                                                              73,627                 0
   Other                                                                                   17,947            32,771
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                       337,144           434,469
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $   51,356            257,903
------------------------------------------------------------------------------------------------------------------------------------

Although  realization  is not assured,  the Company  believes it is not necessary to establish a valuation  allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized  principally  through future reversals of existing taxable  temporary  differences and future taxable income.  The amount of the deferred tax asset  considered  realizable, however,  could be reduced in the near term if estimates of future reversals of existing taxable temporary  differences and future taxable income are reduced.

The Company and its subsidiaries,  with the exception of Life USA Insurance Company,  files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries.  The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability  pursuant to United States Treasury  Department  regulations.
The Company and each of its insurance  subsidiaries  generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $57,121,  $30,808, and $39,914 in 1999, 1998 and 1997, respectively.  At December 31, 1999 and 1998 the Company had a tax recoverable from AZOA of $3,251 and $3,030, respectively.

At December 31, 1999 and 1998,  the Company had a tax  recoverable  separate  from the  agreement  with AZOA in the amount of
$7,233 and $1,030,  respectively.  These amounts are for foreign taxes and Life USA taxes recoverable prior to the purchase by the
Company.


24

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)



(9) Related Party Transactions

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company  reimbursed AZOA $3,582,  $2,495, and $2,519 in 1999, 1998 and 1997,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $581 and $490 at December 31, 1999 and 1998, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $902, $1,291 and $2,826 in 1999, 1998 and 1997, respectively. The Company's liability for data center and other system support charges was $157 and $345 at December 31, 1999 and 1998, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company had 25 million shares of Series A preferred stock outstanding until March 1998, which was held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock.

 (10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $2,025, $756, and $810 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $980, $868, and $1,057 in 1999, 1998 and 1997, respectively, toward planned contributions.

Employees of Life USA also participated in a defined contribution plan, which will be merged with the Allianz Plan effective January 1, 2000. Total Company contributions made subsequent to October 1, 1999 were $329.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1999 and 1998 was $6,532 and $6,352, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations.  Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders.  Additionally, future life and annuity benefit reserves calculated for statutory  accounting do not include provisions for withdrawals.  The NAIC has completed a project to codify  statutory  accounting  practices,  the result of which will  constitute  the primary  source of
"prescribed"  statutory accounting practices.  Accordingly,  that project, which is currently in the process of state adoption and expected to be effective  January 1, 2001,  will change the definition of what comprises  prescribed  versus  permitted  statutory accounting  practices,  and may result in changes to existing  accounting  policies  insurance  enterprises  use to prepare  their statutory  financial  statements.  The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between  stockholder's  equity and net income reported in accordance with statutory  accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                          Stockholder's equity                           Net income
------------------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $   873,617         654,371         97,768           35,188            72,343
Adjustments:
   Change in reserve basis                (289,261)       (226,145)       (80,952)           2,036           (99,981)
   Deferred acquisition costs              801,763         930,059       (128,296)           2,979            63,742
   Difference in accounting for
   purchase of Life USA                    340,675               0         (6,373)               0                 0
   Net deferred taxes                      (51,356)       (257,903)        82,409           (2,822)          (28,283)
   Statutory asset valuation reserve       236,210         178,011              0                0                 0
   Statutory interest maintenance reserve   43,786          48,697         (4,912)          14,361              7,994
   Modified coinsurance reinsurance              0          (2,358)             0           29,595             81,790
   Unrealized (losses) gains
   on investments                         (136,719)        158,391              0                0                 0
   Nonadmitted assets                        7,411          14,946              0                0                 0
   Deferred income on reinsurance         (186,888)       (106,065)             0                0                 0
   Other liabilities related
   to reinsurance                          (32,998)        (52,337)             0                0                 0
   Valuation allowance on mortgage loans   (11,279)         (9,599)        (1,680)          (1,320)           (1,000)
   Loss from non-insurance subsidiaries          0               0        (11,714)            (618)           (1,260)
   Other                                   (47,881)         10,456         11,613           20,740            18,327
------------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
      consolidated financial statements $1,547,080       1,340,524        (42,137)         100,139           113,672
------------------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum  statutory  capital and surplus  requirements.  The Company's  statutory  capital and surplus as of December 31, 1999 and 1998 were in compliance with these  requirements.  The maximum amount of dividends that can be paid by Minnesota  insurance  companies to  stockholders  without  prior  approval of the  Commissioner  of Commerce is subject to restrictions relating to statutory earned surplus,  also known as unassigned funds.  Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement,  minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash  dividends of not more than the greater of 10% of its  beginning of the year  statutory  surplus in any year, or the net gain from operations of the insurer,  not including  realized gains,  for the 12-month period ending the 31st day of the next preceding year. In 1998, the Company paid AZOA dividends on preferred  stock in the amount $729. A common stock dividend of $551 was paid in
1997. Dividends of $49,391 could be paid in 2000 without prior approval of the Commissioner of Commerce.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions (Continued)


Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                           authorized control level risk-based
      Regulatory Event       capital (less than or equal to)
        -------------             ---------------------

    Company action level     2 (or 2.5 with negative trends)
   Regulatory action level                 1.5
  Authorized control level                  1
   Mandatory control level                 0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(13) Foreign Currency Translation

The net assets of the Company's  foreign  operations are translated into U.S.  dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation  adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                $    (6,209)          (4,448)           (3,473)
------------------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
translation adjustments                                                     2,248           (2,710)           (1,500)
Amount of income tax (expense) benefit for period
related to aggregate adjustment                                              (787)             949               525
------------------------------------------------------------------------------------------------------------------------------------
   Net aggregate translation included in equity                             1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                   $    (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                              0.6924           0.6535            0.6992
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information

     The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:

                                                                             As of December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Future policy                          Other
                                                          Deferred       benefits,                           policy
                                                           policy         losses,                          claims and
                                                         acquisition    claims and        Unearned          benefits
                                                            costs      loss expense       premiums           payable
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                                   $  231,927      1,874,904            3,049           116,569
Annuities                                                 561,966      7,728,072                0             1,771
Accident and health                                         7,870              0           45,964           809,575
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  801,763      9,602,976           49,013           927,915
------------------------------------------------------------------------------------------------------------------------------------

1998:

Life                                                   $  217,262      1,445,844            3,859            97,647
Annuities                                                 694,388      3,588,491                0             1,727
Accident and health                                        18,409              0           49,919           671,472
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  930,059      5,034,335           53,778           770,846
------------------------------------------------------------------------------------------------------------------------------------

1997:

Life                                                   $  189,971      1,297,269            5,215            63,572
Annuities                                                 717,721      3,251,829                0             1,881
Accident and health                                        19,388              0           44,953           487,660
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  927,080      4,549,098           50,168           553,113
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information (Continued)

                                                              For the year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                            Premium                      Benefits,       Net change
                                            revenue                       claims             in
                                           and other         Net        losses, and        policy             Other
                                           contract      investment     settlement       acquisition        operating
                                        considerations     income        expenses         costs (a)         expenses
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                   $  411,743          36,171        319,210           (14,665)         153,281
Annuities                                 143,838         211,432        163,329           133,268          166,715
Accident and health                       527,968          27,257        465,139            10,539          173,910
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,083,549         274,860        947,678           129,142          493,906
------------------------------------------------------------------------------------------------------------------------------------
1998:

Life                                   $  375,055          34,731        306,318           (27,291)         141,705
Annuities                                 172,247         158,458        135,356           23,333           151,719
Accident and health                       506,451          23,877        393,601              979           161,128
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,053,753         217,066        835,275            (2,979)         454,552
------------------------------------------------------------------------------------------------------------------------------------
1997:

Life                                   $  313,078          24,352        230,357           (14,363)          99,913
Annuities                                 188,474         118,028        124,535           (44,924)         186,789
Accident and health                       451,067          19,970        327,526            (4,455)         151,312
------------------------------------------------------------------------------------------------------------------------------------
                                       $  952,619         162,350        682,418           (63,742)         438,014
------------------------------------------------------------------------------------------------------------------------------------
(a)    See note 1 for total gross amortization.


                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 1999 and 1998.
          3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
          6. Notes to Consolidated Financial Statements - December 31, 1999, 1988 and 1997.

           The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and  Liabilities  as of December 31, 1999.
          3.  Statements  of  Operations  for the year ended  December 31, 1999.
          4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
          5.  Notes to Financial Statements - December 31, 1999.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
           2.  Not Applicable
           3.  a. Principal Underwriter Agreement (3)
               b. Selling Agreement
           4.  Individual Immediate Variable Annuity Contract(3)
           4.  (i)  Individual Immediate Variable Annuity Contract
                    Endorsements(3)
           5.  Application for Individual  Immediate  Variable  Annuity(2)
           6.  (i)  Copy of Articles of Incorporation of the Company(1)
               (ii) Copy of the Bylaws of the Company(1)
           7.  Not Applicable
           8.  Form of Fund Participation Agreement(2)
           9.  Opinion and Consent of Counsel
          10.  Independent Auditors' Consent
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information
          14.  Company Organizational Chart
          27.  Not Applicable

  (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.



Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      --------------------------------------
Robert W. MacDonald              Chief Executive Officer
1750 Hennepin Avenue             and Director
Minneapolis, MN 55403

Margery G. Hughes                President and
1750 Hennepin Avenue             Chief Administrative Officer
Minneapolis, MN 55403

Mark A. Zesbaugh                 Senior Vice President
1750 Hennepin Avenue             and Chief Financial Officer
Minneapolis, MN 55403

Lowell C. Anderson               Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach                 President-Special Markets Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer           Vice President, Corporate Legal Officer
1750 Hennepin Avenue             and Secretary
Minneapolis, MN 55403

Robert S. James                  President-Individual Insurance Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Paul M. Howman                   Vice President, Underwriting
1750 Hennepin Avenue
Minneapolis, MN  55403

Rev. Dennis J. Dease             Director
c/o University of St.Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Corp.
Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
Wilmer, Cutler & Pickering
2445 M Street NW
Washington, DC 20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company  organizational chart is included herein.


Item 27.   Number of Contract Owners


As of March 22, 2000, there were 344 qualified Contract Owners and 257 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters


     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal             Positions and Offices
Business Address             with Underwriter
-----------------------      -----------------------------
Christopher H. Pinkerton     President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford           Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer       Vice President, Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke          Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles             Vice President and Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Lawrance C. Skibo            Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine Q. Farley          Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Brian A. Jeffs               Regional Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James              Director
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not Applicable

Item 30.   Location of Accounts and Records


Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.




                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                       (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       --------------------------



                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       --------------------------





Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*         Chairman of the Board         04/17/2000
Lowell C. Anderson                                           Date

Robert W. MacDonald*        Director and                  04/17/2000
Robert W. MacDonald         Chief Executive Officer          Date

Margery G. Hughes*          President and                 04/17/2000
Margery G. Hughes           Chief Adminstrative Officer      Date

Mark A. Zesbaugh*           Senior Vice President and     04/17/2000
Mark A. Zesbaugh            Chief Financial Officer          Date

Herbert F. Hansmeyer*       Director                      04/17/2000
Herbert F. Hansmeyer                                         Date

Michael P. Sullivan*        Director                      04/17/2000
Michael P. Sullivan                                          Date

Dr. Gerhard G. Rupprecht*   Director                      04/17/2000
Dr. Gerhard G. Rupprecht                                     Date

Rev. Dennis J. Dease*       Director                      04/17/2000
Rev. Dennis J. Dease                                         Date

James R. Campbell*          Director                      04/17/2000
James R. Campbell                                            Date

Robert M. Kimmitt*          Director                      04/17/2000
Robert M. Kimmitt                                            Date


                                *By   Power  of  Attorney

                                 By:  /s/ MICHAEL T. WESTERMEYER
                                      --------------------------
                                          Michael T. Westermeyer
                                            Attorney-in-Fact


                                    EXHIBITS

                                       TO

                      POST-EFFECTIVE AMENDMENT NO.    11

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA






                                INDEX TO EXHIBITS


Exhibit                                                      Page

EX-99.B3.b  Selling Agreement

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information

EX-99.B14   Company Organizational Chart